UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23002
Lattice Strategies Trust
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Semi-Annual Shareholder Report

January 31, 2026

Hartford Disciplined US Equity ETF
HDUS/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Disciplined US Equity ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Disciplined US Equity ETF	$10	0.19%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$161,028,983
Total number of portfolio holdings (excluding derivatives, if any)	267
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	28%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	30.9%
Financials	11.5%
Communication Services	11.0%
Health Care	9.2%
Industrials	9.0%
Consumer Discretionary	8.7%
Consumer Staples	6.2%
Real Estate	3.8%
Energy	3.5%
Materials	3.5%
Utilities	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHDUS_0126

Semi-Annual Shareholder Report

January 31, 2026

Hartford Multifactor Developed Markets (ex-US) ETF
RODM/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Multifactor Developed Markets (ex-US) ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Developed Markets (ex-US) ETF	$16	0.29%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$1,361,730,400
Total number of portfolio holdings (excluding derivatives, if any)	323
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	27%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	19.0%
Canada	15.8%
Australia	9.6%
United Kingdom	7.3%
United States	6.3%
France	5.3%
Germany	5.3%
Israel	3.8%
Sweden	3.0%
Singapore	2.9%
Other**	20.7%
Short-Term Investments	1.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SRODM_0126

Semi-Annual Shareholder Report
January 31, 2026
Hartford Multifactor Emerging Markets ETF
ROAM/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Multifactor Emerging Markets ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Emerging Markets ETF	$25	0.44%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$68,932,076
Total number of portfolio holdings (excluding derivatives, if any)	307
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	22%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	20.4%
India	16.2%
Taiwan	15.0%
South Korea	13.4%
Saudi Arabia	5.1%
Brazil	5.0%
Malaysia	3.5%
Thailand	3.2%
Indonesia	3.0%
Mexico	2.9%
Other**	12.3%
Short-Term Investments	1.3%
Other Assets & Liabilities	(1.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SROAM_0126

Semi-Annual Shareholder Report
January 31, 2026
Hartford Multifactor Small Cap ETF
ROSC/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Multifactor Small Cap ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Small Cap ETF	$19	0.34%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$36,764,362
Total number of portfolio holdings (excluding derivatives, if any)	307
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	19%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	18.0%
Industrials	17.6%
Financials	17.2%
Consumer Discretionary	14.3%
Information Technology	11.0%
Real Estate	5.2%
Consumer Staples	4.5%
Energy	3.9%
Communication Services	3.3%
Materials	2.5%
Utilities	2.1%
Short-Term Investments	2.1%
Other Assets & Liabilities	(1.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SROSC_0126

Semi-Annual Shareholder Report
January 31, 2026
Hartford Multifactor US Equity ETF
ROUS/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Multifactor US Equity ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor US Equity ETF	$10	0.19%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$520,805,698
Total number of portfolio holdings (excluding derivatives, if any)	327
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	25%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.6%
Industrials	11.9%
Financials	11.5%
Health Care	10.9%
Consumer Discretionary	8.0%
Communication Services	7.3%
Consumer Staples	6.3%
Utilities	4.1%
Materials	3.3%
Energy	2.4%
Real Estate	1.4%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SROUS_0126

Semi-Annual Shareholder Report
January 31, 2026
Hartford US Quality Growth ETF
HQGO/The NASDAQ Stock Market LLC
This semi-annual shareholder report contains important information about the Hartford US Quality Growth ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Quality Growth ETF	$18	0.34%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$49,935,921
Total number of portfolio holdings (excluding derivatives, if any)	268
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	19%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	39.8%
Consumer Discretionary	13.3%
Communication Services	12.7%
Financials	8.3%
Health Care	7.8%
Industrials	6.5%
Consumer Staples	5.0%
Energy	3.6%
Materials	1.6%
Real Estate	0.8%
Utilities	0.5%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHQGO_0126

Semi-Annual Shareholder Report

January 31, 2026

Hartford US Value ETF
VMAX/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford US Value ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Value ETF	$16	0.29%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$49,283,025
Total number of portfolio holdings (excluding derivatives, if any)	137
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	36%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Health Care	11.7%
Energy	9.9%
Information Technology	9.7%
Industrials	7.4%
Communication Services	7.2%
Utilities	6.7%
Materials	3.9%
Real Estate	3.8%
Consumer Discretionary	3.7%
Consumer Staples	3.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SVMAX_0126

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Systematic ETFs
Semi-Annual Financial Statements
and Other Information
January 31, 2026 (Unaudited)
◼Hartford Disciplined US Equity ETF
◼Hartford Multifactor Developed Markets (ex-US) ETF
◼Hartford Multifactor Emerging Markets ETF
◼Hartford Multifactor Small Cap ETF
◼Hartford Multifactor US Equity ETF
◼Hartford US Quality Growth ETF
◼Hartford US Value ETF

Hartford Systematic ETFs
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Disciplined US Equity ETF	3
Hartford Multifactor Developed Markets (ex-US) ETF	7
Hartford Multifactor Emerging Markets ETF	11
Hartford Multifactor Small Cap ETF	15
Hartford Multifactor US Equity ETF	19
Hartford US Quality Growth ETF	23
Hartford US Value ETF	26
Glossary	28
Statements of Assets and Liabilities:
Hartford Disciplined US Equity ETF	29
Hartford Multifactor Developed Markets (ex-US) ETF	29
Hartford Multifactor Emerging Markets ETF	29
Hartford Multifactor Small Cap ETF	29
Hartford Multifactor US Equity ETF	29
Hartford US Quality Growth ETF	29
Hartford US Value ETF	29
Statements of Operations:
Hartford Disciplined US Equity ETF	30
Hartford Multifactor Developed Markets (ex-US) ETF	30
Hartford Multifactor Emerging Markets ETF	30
Hartford Multifactor Small Cap ETF	30
Hartford Multifactor US Equity ETF	31
Hartford US Quality Growth ETF	31
Hartford US Value ETF	31
Statements of Changes in Net Assets:
Hartford Disciplined US Equity ETF	32
Hartford Multifactor Developed Markets (ex-US) ETF	32
Hartford Multifactor Emerging Markets ETF	33
Hartford Multifactor Small Cap ETF	33
Hartford Multifactor US Equity ETF	34
Hartford US Quality Growth ETF	34
Hartford US Value ETF	35
Financial Highlights:
Hartford Disciplined US Equity ETF	36
Hartford Multifactor Developed Markets (ex-US) ETF	36
Hartford Multifactor Emerging Markets ETF	36
Hartford Multifactor Small Cap ETF	36
Hartford Multifactor US Equity ETF	37
Hartford US Quality Growth ETF	37

Hartford Systematic ETFs

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Disciplined US Equity ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 1.7%
2,787	Autoliv, Inc.	$337,896
3,905	Ford Motor Co.	54,201
5,453	Tesla, Inc.*	2,347,026
		2,739,123
	Banks - 2.4%
5,968	Citigroup, Inc.	690,557
5,296	Huntington Bancshares, Inc.	92,574
6,588	JP Morgan Chase & Co.	2,015,204
1,109	M&T Bank Corp.	245,721
4,580	Regions Financial Corp.	130,530
7,645	Wells Fargo & Co.	691,796
		3,866,382
	Capital Goods - 5.2%
1,455	3M Co.	222,848
439	Allegion PLC	72,606
1,068	Caterpillar, Inc.	702,060
3,065	Cummins, Inc.	1,774,083
11,233	Donaldson Co., Inc.	1,145,092
799	Dycom Industries, Inc.*	291,147
1,104	Eaton Corp. PLC	387,968
471	EMCOR Group, Inc.	339,464
8,252	Fastenal Co.	357,807
1,849	Ferguson Enterprises, Inc.	466,798
448	General Dynamics Corp.	157,288
2,624	General Electric Co.	805,017
106	Hubbell, Inc.	51,722
665	Johnson Controls International PLC	79,308
2,498	Mueller Industries, Inc.	340,078
476	Owens Corning	57,044
121	Parker-Hannifin Corp.	113,237
733	RTX Corp.	147,282
1,949	Trane Technologies PLC	819,710
611	Vertiv Holdings Co. Class A	113,756
		8,444,315
	Commercial & Professional Services - 2.5%
458	Broadridge Financial Solutions, Inc.	90,276
4,711	Cintas Corp.	901,638
166	Clean Harbors, Inc.*	43,145
4,405	Maximus, Inc.	416,008
13,042	Rollins, Inc.	826,080
12,676	UL Solutions, Inc. Class A	890,236
8,429	Veralto Corp.	834,303
		4,001,686
	Consumer Discretionary Distribution & Retail - 5.0%
24,076	Amazon.com, Inc.*	5,761,387
297	AutoNation, Inc.*	60,879
868	Dick's Sporting Goods, Inc.	175,336
1,791	eBay, Inc.	163,375
1,512	Home Depot, Inc.	566,380
511	Lowe's Cos., Inc.	136,468
4,411	TJX Cos., Inc.	660,812
705	Tractor Supply Co.	35,870
736	Ulta Beauty, Inc.*	476,457
996	Urban Outfitters, Inc.*	70,566
		8,107,530
	Consumer Durables & Apparel - 0.0%
163	Ralph Lauren Corp.	57,606
	Consumer Services - 2.0%
1,605	Airbnb, Inc. Class A*	207,639
172	Booking Holdings, Inc.	860,317
5,490	Boyd Gaming Corp.	464,125
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Services - 2.0% - (continued)
2,458	Darden Restaurants, Inc.	$490,002
703	DoorDash, Inc. Class A*	143,848
398	Expedia Group, Inc.	105,406
1,916	H&R Block, Inc.	75,586
1,810	Las Vegas Sands Corp.	95,441
371	McDonald's Corp.	116,865
742	Royal Caribbean Cruises Ltd.	240,890
1,328	Texas Roadhouse, Inc.	238,854
1,122	Wynn Resorts Ltd.	120,559
		3,159,532
	Consumer Staples Distribution & Retail - 0.9%
21,883	Albertsons Cos., Inc. Class A(1)	364,352
3,767	Kroger Co.	236,756
7,689	Walmart, Inc.	916,067
		1,517,175
	Energy - 3.5%
18,853	Antero Midstream Corp.	354,814
620	Cheniere Energy, Inc.	131,142
8,854	Chevron Corp.	1,566,273
5,564	Chord Energy Corp.	557,735
1,057	ConocoPhillips	110,171
2,368	Coterra Energy, Inc.	68,317
275	DT Midstream, Inc.	34,656
3,003	EOG Resources, Inc.	336,726
10,882	Exxon Mobil Corp.	1,538,715
20,582	Kinder Morgan, Inc.	627,545
307	Marathon Petroleum Corp.	54,090
11,372	Permian Resources Corp.	183,430
2,041	Viper Energy, Inc. Class A	86,416
		5,650,030
	Equity Real Estate Investment Trusts (REITs) - 3.9%
962	Agree Realty Corp. REIT	69,485
9,590	American Healthcare, Inc. REIT	449,867
4,258	American Homes 4 Rent Class A, REIT	133,361
2,377	Digital Realty Trust, Inc. REIT	394,463
752	EastGroup Properties, Inc. REIT	136,593
1,148	EPR Properties REIT	62,268
16,618	Gaming & Leisure Properties, Inc. REIT	743,656
1,721	Host Hotels & Resorts, Inc. REIT	31,890
7,883	Lamar Advertising Co. Class A, REIT	1,011,468
26,821	Omega Healthcare Investors, Inc. REIT	1,176,905
1,034	Realty Income Corp. REIT	63,239
22,317	Sabra Health Care, Inc. REIT	417,997
2,272	Simon Property Group, Inc. REIT	434,656
8,627	STAG Industrial, Inc. REIT	323,599
26,920	VICI Properties, Inc. REIT	755,914
		6,205,361
	Financial Services - 7.5%
13,541	Annaly Capital Management, Inc. REIT	311,578
542	Ares Management Corp. Class A	81,121
5,506	Bank of New York Mellon Corp.	660,280
258	Berkshire Hathaway, Inc. Class B*	123,977
2,868	Block, Inc.*	173,313
245	Capital One Financial Corp.	53,638
1,428	Charles Schwab Corp.	148,398
2,045	CME Group, Inc.	591,128
1,004	Coinbase Global, Inc. Class A*	195,519
1,098	Franklin Resources, Inc.	29,229
76	Goldman Sachs Group, Inc.	71,091
1,193	Interactive Brokers Group, Inc. Class A	89,332
3,257	Jack Henry & Associates, Inc.	583,687
2,149	Janus Henderson Group PLC	103,431
The accompanying notes are an integral part of these financial statements.

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Financial Services - 7.5% - (continued)
658	LPL Financial Holdings, Inc.	$239,841
1,916	Mastercard, Inc. Class A	1,032,322
4,750	Morgan Stanley	868,300
5,701	Northern Trust Corp.	851,901
3,420	Raymond James Financial, Inc.	567,241
57,689	Rithm Capital Corp. REIT	631,118
9,771	SEI Investments Co.	858,382
302	Shift4 Payments, Inc. Class A*(1)	17,830
43,955	Starwood Property Trust, Inc. REIT	788,113
1,305	State Street Corp.	170,772
2,165	Synchrony Financial	157,244
10,602	T. Rowe Price Group, Inc.	1,120,419
6,157	Toast, Inc. Class A*	191,544
4,227	Visa, Inc. Class A	1,360,375
		12,071,124
	Food, Beverage & Tobacco - 4.1%
25,599	Altria Group, Inc.	1,586,882
13,156	Cal-Maine Foods, Inc.	1,098,921
4,893	Coca-Cola Co.	366,045
2,664	Coca-Cola Consolidated, Inc.	405,088
2,500	Hershey Co.	486,875
11,168	Hormel Foods Corp.	274,844
3,075	Ingredion, Inc.	363,158
2,283	Kraft Heinz Co.	54,198
12,785	PepsiCo, Inc.	1,964,160
		6,600,171
	Health Care Equipment & Services - 4.0%
6,663	Abbott Laboratories	728,266
7,046	Boston Scientific Corp.*	659,012
2,920	Cardinal Health, Inc.	627,450
486	Cencora, Inc.	174,581
1,179	Edwards Lifesciences Corp.*	95,924
1,149	Encompass Health Corp.	108,615
755	GE HealthCare Technologies, Inc.	59,622
524	HCA Healthcare, Inc.	255,854
100	IDEXX Laboratories, Inc.*	67,046
920	Lantheus Holdings, Inc.*	61,566
83	McKesson Corp.	68,990
13,709	Medtronic PLC	1,411,479
2,617	Quest Diagnostics, Inc.	489,458
407	ResMed, Inc.	105,132
2,690	Stryker Corp.	994,116
1,448	UnitedHealth Group, Inc.	415,475
357	Veeva Systems, Inc. Class A*	72,799
		6,395,385
	Household & Personal Products - 1.2%
2,831	Clorox Co.	319,308
7,446	Colgate-Palmolive Co.	672,299
2,650	Kimberly-Clark Corp.	264,974
3,941	Procter & Gamble Co.	598,126
		1,854,707
	Insurance - 1.6%
1,766	American International Group, Inc.	132,238
3,814	Axis Capital Holdings Ltd.	393,529
2,116	Chubb Ltd.	655,029
27	Everest Group Ltd.	8,945
49	Markel Group, Inc.*	99,991
11,288	Old Republic International Corp.	442,151
2,076	Travelers Cos., Inc.	590,643
785	Unum Group	59,636
2,983	W.R. Berkley Corp.	204,574
		2,586,736
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Materials - 3.5%
12,485	Amcor PLC	$552,461
4,632	AptarGroup, Inc.	578,768
1,252	Avery Dennison Corp.	232,259
5,111	CF Industries Holdings, Inc.	476,499
987	Corteva, Inc.	71,854
6,199	CRH PLC	758,820
1,372	Ecolab, Inc.	386,890
223	Linde PLC	101,904
1,759	NewMarket Corp.	1,179,920
1,430	Packaging Corp. of America	318,246
3,086	PPG Industries, Inc.	356,834
3,694	RPM International, Inc.	395,110
452	Sherwin-Williams Co.	160,297
		5,569,862
	Media & Entertainment - 9.3%
23,799	Alphabet, Inc. Class A	8,044,062
5,808	Fox Corp. Class A	422,706
5,820	Meta Platforms, Inc. Class A	4,170,030
9,886	Netflix, Inc.*	825,382
11,684	New York Times Co. Class A	856,554
18,046	News Corp. Class A	487,783
4,757	Pinterest, Inc. Class A*	105,273
698	ROBLOX Corp. Class A*	45,901
		14,957,691
	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
1,592	AbbVie, Inc.	355,032
572	Amgen, Inc.	195,555
454	Biogen, Inc.*	81,670
17,750	Bristol-Myers Squibb Co.	977,137
189	Danaher Corp.	41,370
1,144	Eli Lilly & Co.	1,186,500
2,570	Exelixis, Inc.*	106,295
8,549	Gilead Sciences, Inc.	1,213,531
832	Insmed, Inc.*	130,516
13,843	Johnson & Johnson	3,145,822
4,558	Merck & Co., Inc.	502,611
9,591	Pfizer, Inc.	253,586
1,992	Royalty Pharma PLC Class A	83,027
502	West Pharmaceutical Services, Inc.	116,022
		8,388,674
	Semiconductors & Semiconductor Equipment - 14.1%
2,642	Advanced Micro Devices, Inc.*	625,441
5,051	Applied Materials, Inc.	1,628,038
11,133	Broadcom, Inc.	3,688,363
893	First Solar, Inc.*	201,389
959	KLA Corp.	1,369,394
6,979	Lam Research Corp.	1,629,317
1,215	Marvell Technology, Inc.	95,888
3,279	Micron Technology, Inc.	1,360,392
58,429	NVIDIA Corp.	11,167,535
2,620	QUALCOMM, Inc.	397,166
2,866	Skyworks Solutions, Inc.	159,808
1,916	Texas Instruments, Inc.	412,994
		22,735,725
	Software & Services - 10.6%
806	Accenture PLC Class A	212,494
306	Adobe, Inc.*	89,734
170	Appfolio, Inc. Class A*	32,280
552	AppLovin Corp. Class A*	261,157
168	Autodesk, Inc.*	42,482
1,168	Cadence Design Systems, Inc.*	346,148
1,653	Cloudflare, Inc. Class A*	293,160
The accompanying notes are an integral part of these financial statements.

4

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 10.6% - (continued)
1,365	Cognizant Technology Solutions Corp. Class A	$112,012
1,490	Crowdstrike Holdings, Inc. Class A*	657,693
925	Datadog, Inc. Class A*	119,621
3,693	Dolby Laboratories, Inc. Class A(1)	237,054
40,492	Dropbox, Inc. Class A*	1,031,736
850	Gitlab, Inc. Class A*	29,733
756	Guidewire Software, Inc.*	106,415
247	HubSpot, Inc.*	69,160
1,420	InterDigital, Inc.	463,545
3,700	International Business Machines Corp.	1,134,790
1,017	Intuit, Inc.	507,402
1,345	JFrog Ltd.*	73,706
18,790	Microsoft Corp.	8,085,149
1,216	Nutanix, Inc. Class A*	47,825
4,824	Oracle Corp.	793,934
6,398	Palantir Technologies, Inc. Class A*	937,883
474	Palo Alto Networks, Inc.*	83,884
829	Qualys, Inc.*	109,345
2,200	Rubrik, Inc. Class A*	123,090
1,398	Salesforce, Inc.	296,781
836	ServiceNow, Inc.*	97,820
804	Snowflake, Inc.*	154,931
1,808	VeriSign, Inc.	441,568
212	Zscaler, Inc.*	42,402
		17,034,934
	Technology Hardware & Equipment - 6.2%
4,219	Amphenol Corp. Class A	607,874
28,018	Apple, Inc.	7,270,111
2,409	Arista Networks, Inc.*	341,452
11,316	Cisco Systems, Inc.	886,269
345	Dell Technologies, Inc. Class C	39,482
384	Flex Ltd.*	24,207
756	Jabil, Inc.	179,316
3,115	NetApp, Inc.	300,130
312	Seagate Technology Holdings PLC	127,199
533	Super Micro Computer, Inc.*	15,516
326	TD SYNNEX Corp.	51,726
862	TE Connectivity PLC	192,036
		10,035,318
	Telecommunication Services - 1.7%
29,489	AT&T, Inc.	772,907
1,529	T-Mobile U.S., Inc.	301,534
37,526	Verizon Communications, Inc.	1,670,657
		2,745,098
	Transportation - 1.2%
3,879	CH Robinson Worldwide, Inc.	756,211
454	JB Hunt Transport Services, Inc.	92,035
3,465	Ryder System, Inc.	662,785
4,093	Uber Technologies, Inc.*	327,645
1,487	United Airlines Holdings, Inc.*	152,150
		1,990,826
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Utilities - 2.4%
23,322	CenterPoint Energy, Inc.		$925,650
627	Constellation Energy Corp.		175,986
3,247	DTE Energy Co.		436,332
183	Duke Energy Corp.		22,207
1,828	Evergy, Inc.		140,262
7,353	FirstEnergy Corp.		348,091
2,474	NRG Energy, Inc.		377,607
670	OGE Energy Corp.		29,266
717	Public Service Enterprise Group, Inc.		59,052
23,440	TXNM Energy, Inc.		1,381,085
407	Xcel Energy, Inc.		30,956
			3,926,494
	Total Common Stocks (cost $124,574,547)		$160,641,485
SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
625,586	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		$625,586
	Total Short-Term Investments (cost $625,586)		$625,586
	Total Investments (cost $125,200,133)	100.1%	$161,267,071
	Other Assets and Liabilities	(0.1)%	(238,088)
	Net Assets	100.0%	$161,028,983
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

5

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	11	03/20/2026	$383,116	$4,079
Total futures contracts				$4,079
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$160,641,485	$160,641,485	$—	$—
Short-Term Investments	625,586	625,586	—	—
Futures Contracts(2)	4,079	4,079	—	—
Total	$161,271,150	$161,271,150	$—	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

6

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Australia - 9.6%
75,570	ANZ Group Holdings Ltd.	$1,942,919
256,665	Bendigo & Adelaide Bank Ltd.	1,972,479
248,261	BHP Group Ltd.	8,795,095
526,725	Brambles Ltd.	8,265,537
18,982	Cochlear Ltd.	3,578,448
602,595	Coles Group Ltd.	8,983,307
140,805	Computershare Ltd.	3,226,545
14,453	CSL Ltd.	1,836,886
103,412	EBOS Group Ltd.(1)	1,608,129
1,316,597	Endeavour Group Ltd.	3,412,665
229,104	Fortescue Ltd.	3,370,475
1,035,585	Insurance Australia Group Ltd.	5,513,640
66,943	JB Hi-Fi Ltd.	3,805,685
670,314	Lottery Corp. Ltd.	2,418,380
879,537	Medibank Pvt Ltd.	2,846,657
214,844	Orica Ltd.	3,871,090
261,464	Origin Energy Ltd.	2,161,389
919,582	Qantas Airways Ltd.	6,487,226
539,489	QBE Insurance Group Ltd.	7,460,516
124,753	Rio Tinto PLC	11,534,940
183,000	Santos Ltd.	898,687
409,511	Scentre Group REIT	1,170,482
297,549	Sonic Healthcare Ltd.	4,783,880
293,750	Suncorp Group Ltd.	3,498,371
2,904,501	Telstra Group Ltd.	9,929,570
2,192,699	Vicinity Ltd. REIT	3,778,794
25,250	Wesfarmers Ltd.	1,474,546
52,875	Woodside Energy Group Ltd.	939,745
498,380	Woolworths Group Ltd.	10,802,394
		130,368,477
	Austria - 0.4%
21,013	ANDRITZ AG	1,824,863
77,089	Raiffeisen Bank International AG	3,914,139
		5,739,002
	Belgium - 0.4%
5,414	Ackermans & van Haaren NV	1,608,904
36,716	Ageas SA	2,618,569
4,206	KBC Group NV	594,936
4,004	UCB SA	1,216,562
		6,038,971
	Brazil - 0.4%
129,129	Yara International ASA	5,962,045
	Canada - 15.8%
50,516	Alimentation Couche-Tard, Inc.	2,642,657
51,536	AltaGas Ltd.	1,563,035
98,137	Bank of Montreal(1)	13,434,003
120,110	Bank of Nova Scotia	9,029,427
79,227	Canadian Imperial Bank of Commerce	7,362,497
4,059	Canadian National Railway Co.	392,636
75,917	Canadian Natural Resources Ltd.	2,838,443
62,647	CCL Industries, Inc. Class B	3,796,339
54,597	CGI, Inc.	4,705,143
665	Constellation Software, Inc.	1,234,072
24,772	Descartes Systems Group, Inc.*	1,851,955
32,180	Dollarama, Inc.	4,360,691
116,115	Element Fleet Management Corp.	2,958,289
56,035	Emera, Inc.(1)	2,792,750
6,913	Fairfax Financial Holdings Ltd.(1)	11,471,705
60,398	Fortis, Inc.(1)	3,238,116
89,378	George Weston Ltd.	6,268,308
175,264	Great-West Lifeco, Inc.	8,249,697
54,973	iA Financial Corp., Inc.	6,792,108
70,605	Imperial Oil Ltd.	7,172,861
13,508	Intact Financial Corp.	2,472,967
65,775	Kinross Gold Corp.	2,075,859
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Canada - 15.8% - (continued)
239,379	Loblaw Cos. Ltd.	$10,830,965
153,429	Magna International, Inc.	7,846,359
146,497	Manulife Financial Corp.	5,611,490
56,797	Metro, Inc.	3,791,220
40,154	National Bank of Canada	4,811,126
17,034	Nutrien Ltd.	1,179,291
255,684	Open Text Corp.	6,566,990
94,930	Power Corp. of Canada	4,813,974
6,887	RB Global, Inc.	782,157
80,806	Royal Bank of Canada	13,529,030
55,757	Stantec, Inc.	5,556,142
98,154	Sun Life Financial, Inc.	6,219,114
105,855	Suncor Energy, Inc.	5,625,953
159,383	TELUS Corp.	2,236,294
12,203	Thomson Reuters Corp.	1,355,789
27,527	Toromont Industries Ltd.	3,525,871
158,969	Toronto-Dominion Bank	14,939,553
945,227	Whitecap Resources, Inc.(1)	8,669,438
		214,594,314
	China - 2.0%
2,628,500	BOC Hong Kong Holdings Ltd.	13,880,090
595,000	SITC International Holdings Co. Ltd.	2,220,098
109,700	Wilmar International Ltd.	293,052
4,290,700	Yangzijiang Shipbuilding Holdings Ltd.	11,293,096
		27,686,336
	Denmark - 0.5%
3,135	Carlsberg AS Class B	426,011
37,916	Novo Nordisk AS Class B	2,232,183
155,484	Tryg AS	3,792,232
		6,450,426
	Finland - 2.6%
45,346	Elisa OYJ	2,004,629
86,873	Fortum OYJ	2,058,186
31,561	Kesko OYJ Class B	801,244
78,408	Kone OYJ Class B	5,654,519
2,790,550	Nokia OYJ ADR(1)	17,943,237
43,376	Orion OYJ Class B	3,594,099
244,399	Sampo OYJ Class A	2,733,044
		34,788,958
	France - 5.3%
6,169	Air Liquide SA	1,159,114
13,944	AXA SA	637,496
14,841	Capgemini SE	2,316,415
219,885	Cie Generale des Etablissements Michelin SCA	8,200,731
85,993	Danone SA	6,735,538
564,972	Engie SA	16,870,193
12,115	EssilorLuxottica SA	3,717,014
743,743	Orange SA	13,820,486
50,321	Societe Generale SA	4,417,993
117,834	TotalEnergies SE	8,572,085
41,939	Vinci SA	6,048,249
		72,495,314
	Germany - 4.9%
19,760	Allianz SE	8,740,086
46,745	Bayerische Motoren Werke AG	4,861,445
153,666	Commerzbank AG	6,341,638
55,127	Daimler Truck Holding AG	2,686,233
19,008	Deutsche Boerse AG	4,823,327
42,004	Deutsche Post AG	2,364,584
150,670	Deutsche Telekom AG	5,049,321
406,890	E.ON SE	8,647,676
75,934	Fresenius SE & Co. KGaA	4,264,712
18,877	Heidelberg Materials AG	5,194,312
32,153	Mercedes-Benz Group AG	2,210,516
The accompanying notes are an integral part of these financial statements.

7

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Germany - 4.9% - (continued)
3,810	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	$2,322,488
117,168	RWE AG	7,460,098
6,161	SAP SE	1,250,109
		66,216,545
	Guatemala - 0.6%
135,801	Millicom International Cellular SA	8,287,935
	Hong Kong - 2.3%
1,358,500	CK Asset Holdings Ltd.	7,973,884
306,980	CLP Holdings Ltd.	2,906,792
1,831,000	HKT Trust & HKT Ltd.	2,743,089
307,000	PCCW Ltd.	229,178
1,653,591	Sino Land Co. Ltd.	2,494,244
481,000	Sun Hung Kai Properties Ltd.	7,741,872
6,578,292	WH Group Ltd.(2)	7,732,527
		31,821,586
	Indonesia - 0.2%
35,926	Jardine Matheson Holdings Ltd.	2,614,335
	Ireland - 1.0%
1,057,066	AIB Group PLC	11,883,744
99,155	Bank of Ireland Group PLC	2,022,421
		13,906,165
	Israel - 3.8%
422,342	Bank Hapoalim BM	10,505,252
372,378	Bank Leumi Le-Israel BM	9,004,597
1,233,684	Bezeq The Israeli Telecommunication Corp. Ltd.	3,186,804
8,335	Delek Group Ltd.	2,352,108
565,273	El Al Israel Airlines	3,210,116
7,785	FIBI Holdings Ltd.	695,773
34,111	First International Bank of Israel Ltd.	2,916,168
460,530	Israel Discount Bank Ltd. Class A	5,461,566
16,074	Matrix IT Ltd.	724,017
69,425	Mizrahi Tefahot Bank Ltd.	5,467,915
15,562	One Software Technologies Ltd.	449,679
67,625	Partner Communications Co. Ltd.	826,494
2,589	Paz Retail & Energy Ltd.	635,019
80,321	Phoenix Financial Ltd.	3,924,563
105,157	Shufersal Ltd.	1,362,440
22,925	Strauss Group Ltd.	868,663
		51,591,174
	Italy - 1.3%
313,295	Enel SpA	3,469,199
492,705	Italgas SpA	5,925,944
56,223	Ryanair Holdings PLC ADR	3,969,344
177,116	Unipol Assicurazioni SpA	3,956,008
		17,320,495
	Japan - 19.0%
1,309	Advance Residence Investment Corp. REIT	1,425,593
97,700	Air Water, Inc.	1,484,880
251,800	ALSOK Co. Ltd.	1,954,690
65,600	Amada Co. Ltd.	841,794
342,000	ANA Holdings, Inc.	6,662,194
363,800	Asahi Kasei Corp.	3,536,355
175,000	Astellas Pharma, Inc.	2,432,257
242,400	Azbil Corp.	2,116,639
63,400	BIPROGY, Inc.	2,107,168
191,986	Bridgestone Corp.	4,337,296
294,700	Brother Industries Ltd.	6,002,511
76,203	Canon, Inc.(1)	2,314,346
112,900	Central Japan Railway Co.	3,152,213
21,700	Chubu Electric Power Co., Inc.	316,370
88,300	COMSYS Holdings Corp.	2,759,017
172,200	Dai Nippon Printing Co. Ltd.	3,089,352
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 19.0% - (continued)
224,100	Daito Trust Construction Co. Ltd.	$4,554,347
220,800	Daiwa House Industry Co. Ltd.	7,528,899
366	Daiwa House Investment Corp. REIT	319,829
9,500	East Japan Railway Co.	239,748
119,500	Electric Power Development Co. Ltd.	2,544,004
118,400	EXEO Group, Inc.	1,980,625
103,200	FUJIFILM Holdings Corp.	2,065,204
253,300	Hachijuni Nagano Bank Ltd.	3,160,913
140,200	Haseko Corp.	2,876,527
6,500	Hirose Electric Co. Ltd.	698,836
16,100	Horiba Ltd.	1,911,523
482,700	Japan Airlines Co. Ltd.	9,151,148
3,698	Japan Metropolitan Fund Invest REIT	2,917,455
431,200	Japan Post Bank Co. Ltd.	7,659,069
148,800	Japan Post Insurance Co. Ltd.	4,605,990
104,900	Kandenko Co. Ltd.	3,782,955
101,300	KDDI Corp.	1,711,646
2,134	KDX Realty Investment Corp. REIT	2,314,393
21,300	Kewpie Corp.	598,571
70,200	Kinden Corp.	3,111,809
172,100	Kuraray Co. Ltd.	1,858,113
128,600	Kyowa Kirin Co. Ltd.	2,087,895
114,200	Kyushu Railway Co.	2,921,258
38,700	MatsukiyoCocokara & Co.	621,669
56,500	McDonald's Holdings Co. Japan Ltd.	2,457,636
414,600	Mebuki Financial Group, Inc.	3,127,104
91,950	Medipal Holdings Corp.	1,668,404
87,632	MEIJI Holdings Co. Ltd.	2,058,153
123,300	Mitsubishi UFJ Financial Group, Inc.	2,241,637
102,300	Mizuho Financial Group, Inc.	4,498,256
91,085	NEC Corp.	3,076,318
163,900	NGK Insulators Ltd.	3,919,533
209,800	Nippon Express Holdings, Inc.	4,769,666
50,100	Nissan Chemical Corp.	1,728,785
124,600	Niterra Co. Ltd.	5,452,966
1,825	Nomura Real Estate Master Fund, Inc. REIT	1,976,906
1,134,800	NTT, Inc.	1,139,508
85,600	Obayashi Corp.	1,934,962
527,800	Oji Holdings Corp.	3,131,353
564,900	Ono Pharmaceutical Co. Ltd.	8,431,753
3,465	Orix J, Inc. REIT	2,327,071
82,146	Osaka Gas Co. Ltd.	3,085,401
107,400	Otsuka Corp.	2,131,848
139,100	Otsuka Holdings Co. Ltd.	8,332,835
1,452,800	Persol Holdings Co. Ltd.	2,546,591
211,900	Ricoh Co. Ltd.	1,870,918
176,200	Sankyo Co. Ltd.	2,759,050
36,800	Sankyu, Inc.	2,194,020
291,300	Santen Pharmaceutical Co. Ltd.	3,281,988
11,600	Sanwa Holdings Corp.	263,192
48,700	Secom Co. Ltd.	1,786,551
27,200	Sega Sammy Holdings, Inc.	426,796
56,400	Seibu Holdings, Inc.	1,497,200
218,200	Seiko Epson Corp.	2,797,164
305,765	Sekisui Chemical Co. Ltd.	5,417,190
52,400	Shimamura Co. Ltd.	3,524,245
383,000	Shionogi & Co. Ltd.	7,880,475
152,600	Skylark Holdings Co. Ltd.	3,115,113
23,200	Sompo Holdings, Inc.	799,502
137,093	Subaru Corp.	2,956,751
56,200	Sumitomo Mitsui Financial Group, Inc.	1,993,559
92,200	Sumitomo Mitsui Trust Group, Inc.	3,058,989
33,300	Suntory Beverage & Food Ltd.	1,051,931
165,600	Takeda Pharmaceutical Co. Ltd.	5,627,351
122,100	TIS, Inc.	3,560,261
13,396	Tokyo Gas Co. Ltd.	594,509
17,900	Tokyo Tatemono Co. Ltd.	421,101
The accompanying notes are an integral part of these financial statements.

8

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 19.0% - (continued)
214,100	Tosoh Corp.	$3,498,938
202,300	Toyo Tire Corp.	5,451,582
1,658	United Urban Investment Corp. REIT	1,920,683
225,200	West Japan Railway Co.	4,611,739
68,700	Yamato Holdings Co. Ltd.	899,834
11,400	Yokogawa Electric Corp.	378,965
		259,431,384
	Netherlands - 2.6%
299,620	Koninklijke Ahold Delhaize NV	11,748,364
2,100,143	Koninklijke KPN NV	10,263,576
8,600	Magnum Ice Cream Co. NV*	153,123
118,097	NN Group NV	9,382,200
41,234	Wolters Kluwer NV	3,869,383
		35,416,646
	New Zealand - 0.5%
396,023	Contact Energy Ltd.	2,239,648
115,199	Fisher & Paykel Healthcare Corp. Ltd.(1)	2,711,176
268,857	Goodman Property Trust REIT	314,666
879,113	Spark New Zealand Ltd.	1,207,091
		6,472,581
	Norway - 2.3%
137,541	Aker BP ASA	4,032,070
477,522	Equinor ASA	12,784,927
33,963	Europris ASA(2)	313,127
177,923	Kitron ASA	1,528,250
477,172	Norsk Hydro ASA	4,290,996
285,704	Orkla ASA	3,399,023
19,548	SpareBank 1 Nord Norge	299,033
30,027	SpareBank 1 SMN	605,730
273,895	Telenor ASA	4,622,436
		31,875,592
	Singapore - 2.9%
569,000	CapitaLand Ascendas REIT*	1,277,896
1,070,200	CapitaLand Integrated Commercial Trust REIT*	2,015,585
63,909	DBS Group Holdings Ltd.	2,981,413
2,964,100	Genting Singapore Ltd.	1,716,795
648,352	Oversea-Chinese Banking Corp. Ltd.	10,846,740
1,558,300	Singapore Airlines Ltd.(1)	7,797,640
663,400	Singapore Technologies Engineering Ltd.	5,123,184
239,600	United Overseas Bank Ltd.	7,225,762
		38,985,015
	Spain - 0.9%
34,548	Aena SME SA(2)	1,078,054
175,950	CaixaBank SA	2,334,954
99,507	Iberdrola SA	2,240,314
298,042	Repsol SA	5,869,837
122,568	Telefonica SA(1)	497,952
		12,021,111
	Sweden - 3.0%
19,634	Atea ASA*	314,993
59,695	Axfood AB	2,057,437
98,133	Essity AB Class B	2,917,744
28,164	Evolution AB(2)	1,840,853
26,720	Loomis AB	1,115,616
213,582	Securitas AB Class B	3,549,144
217,870	SKF AB Class B	5,724,710
281,319	SSAB AB Class A	2,353,581
112,951	Tele2 AB Class B	2,079,174
1,033,230	Telefonaktiebolaget LM Ericsson Class B	11,282,105
1,155,910	Telia Co. AB(1)	5,294,942
54,478	Volvo AB Class B(1)	1,993,942
		40,524,241
	Switzerland - 2.7%
1,051	Geberit AG	804,714
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Switzerland - 2.7% - (continued)
33,117	Logitech International SA(1)	$2,842,763
137,679	Sandoz Group AG	10,938,512
6,118	Schindler Holding AG	2,260,335
26,904	SGS SA	3,242,246
13,490	Swisscom AG	11,097,870
7,753	Zurich Insurance Group AG	5,527,429
		36,713,869
	United Kingdom - 7.3%
105,028	AstraZeneca PLC ADR	9,743,448
134,825	Aviva PLC	1,176,317
294,611	BAE Systems PLC	7,980,488
218,920	Beazley PLC	3,403,680
118,444	British American Tobacco PLC ADR	7,187,182
77,303	Bunzl PLC	2,172,499
5,389,132	Centrica PLC	14,121,207
222,500	CK Hutchison Holdings Ltd.	1,802,006
37,761	Coca-Cola Europacific Partners PLC	3,462,684
76,824	Compass Group PLC	2,305,574
634,605	HSBC Holdings PLC	11,193,738
175,908	Imperial Brands PLC	7,401,012
369,494	NatWest Group PLC	3,372,819
23,463	Next PLC*	4,270,947
211,041	Pearson PLC	2,772,641
61,603	RELX PLC	2,180,151
35,190	Sage Group PLC	462,324
293,963	Smith & Nephew PLC	5,010,114
28,083	Smiths Group PLC	967,276
22,388	Standard Chartered PLC	572,042
912,599	Tesco PLC	5,324,840
38,224	Unilever PLC	2,591,435
		99,474,424
	United States - 6.3%
5,445	AP Moller - Maersk AS Class B	13,557,852
18,458	BP PLC ADR	699,189
302,623	GSK PLC ADR(1)	15,615,347
1,009,179	Haleon PLC	5,247,182
5,839	Holcim AG*	603,122
27,162	Nestle SA	2,590,099
94,903	Novartis AG	14,126,072
36,877	Roche Holding AG	16,794,707
89,670	Sanofi SA	8,448,736
113,094	Shell PLC	4,336,100
27,504	Swiss Re AG	4,409,284
		86,427,690
	Total Common Stocks (cost $1,016,807,108)	$1,343,224,631
PREFERRED STOCKS - 0.4%
	Germany - 0.4%
19,701	Henkel AG & Co. KGaA (Preference Shares)(3)	$1,738,110
28,851	Volkswagen AG (Preference Shares)(3)	3,523,216
	Total Preferred Stocks (cost $4,948,105)	$5,261,326
WARRANTS - 0.0%
	Canada - 0.0%
1,030	Constellation Software, Inc. Expires 03/31/2040*(4)(5)	$—
	Total Warrants (cost $—)	$—
	Total Long-Term Investments (cost $1,021,755,213)	$1,348,485,957
The accompanying notes are an integral part of these financial statements.

9

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.5%
	Securities Lending Collateral - 1.5%
20,046,453	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(6)		$20,046,453
	Total Short-Term Investments (cost $20,046,453)		$20,046,453
	Total Investments (cost $1,041,801,666)	100.5%	$1,368,532,410
	Other Assets and Liabilities	(0.5)%	(6,802,010)
	Net Assets	100.0%	$1,361,730,400
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$10,964,561, representing 0.8% of net assets.

(3)	Currently no rate available.
(4)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	1,030	$—	$—

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	57	03/20/2026	$8,654,880	$348,484
Total futures contracts				$348,484
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,343,224,631	$1,343,224,631	$—	$—
Preferred Stocks	5,261,326	5,261,326	—	—
Warrants	—	—	—	—
Short-Term Investments	20,046,453	20,046,453	—	—
Futures Contracts(2)	348,484	348,484	—	—
Total	$1,368,880,894	$1,368,880,894	$—	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended January 31, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

10

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Australia - 0.8%
5,913	Anglogold Ashanti PLC	$549,140
	Brazil - 4.2%
62,478	Ambev SA	177,211
24,970	Banco Bradesco SA ADR	101,129
15,481	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	417,573
48,201	Itau Unibanco Holding SA ADR	414,047
97,074	Lojas Renner SA	276,822
47,736	Telefonica Brasil SA*	340,818
87,220	TIM SA	408,483
25,544	TOTVS SA	217,455
22,400	Vale SA ADR	359,968
39,112	Vibra Energia SA	214,851
		2,928,357
	Chile - 0.8%
1,113,979	Banco de Chile	248,545
21,279	Cencosud SA	72,102
11,684	Empresas Copec SA	100,837
18,101	Falabella SA	142,252
		563,736
	China - 20.4%
37,000	3SBio, Inc.*(1)	110,388
659,000	Agricultural Bank of China Ltd. Class H	461,571
13,000	Alibaba Group Holding Ltd.	281,650
302,000	Aluminum Corp. of China Ltd. Class H	535,578
9,800	ANTA Sports Products Ltd.	98,192
884,000	Bank of China Ltd. Class H	528,609
157,000	Bank of Communications Co. Ltd. Class H	135,093
20,500	BYD Co. Ltd. Class H	256,588
146,000	China CITIC Bank Corp. Ltd. Class H	136,097
575,000	China Construction Bank Corp. Class H	582,385
622,000	China Energy Engineering Corp. Ltd. Class H	91,591
42,000	China Everbright Bank Co. Ltd. Class H	17,532
132,000	China Hongqiao Group Ltd.	610,502
77,000	China Life Insurance Co. Ltd. Class H	343,900
65,500	China Merchants Bank Co. Ltd. Class H	401,402
84,000	China Minsheng Banking Corp. Ltd. Class H	41,840
54,000	China Overseas Land & Investment Ltd.	97,079
172,000	China Petroleum & Chemical Corp. Class H	118,489
47,000	China Resources Land Ltd.	184,637
47,000	China Shenhua Energy Co. Ltd. Class H	258,901
60,000	China State Construction International Holdings Ltd.	72,064
267,000	China Zheshang Bank Co. Ltd. Class H	85,471
140,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	104,511
141,800	Chow Tai Fook Jewellery Group Ltd.(2)	261,459
87,000	CITIC Ltd.	139,361
54,000	CMOC Group Ltd. Class H	154,331
259,500	COSCO SHIPPING Holdings Co. Ltd. Class H(2)	455,222
410,000	CSPC Pharmaceutical Group Ltd.	503,989
17,900	ENN Energy Holdings Ltd.	154,368
10,800	Fuyao Glass Industry Group Co. Ltd. Class H(1)	92,447
38,000	Geely Automobile Holdings Ltd.	78,290
31,000	Haidilao International Holding Ltd.(1)	63,431
85,800	Haier Smart Home Co. Ltd. Class H	283,447
26,000	Hansoh Pharmaceutical Group Co. Ltd.(1)(2)	128,507
270,000	Huaneng Power International, Inc. Class H	197,063
785,000	Industrial & Commercial Bank of China Ltd. Class H	652,349
46,000	Jiangxi Copper Co. Ltd. Class H	279,545
4,000	Kingdee International Software Group Co. Ltd.*	6,633
106,000	Kunlun Energy Co. Ltd.	108,583
298,000	Lenovo Group Ltd.	338,840
44,000	Li Ning Co. Ltd.	115,159
7,400	Meituan Class B*(1)	92,101
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	China - 20.4% - (continued)
16,880	NetEase, Inc.	$443,090
7,000	Nongfu Spring Co. Ltd. Class H(1)	42,970
560,000	People's Insurance Co. Group of China Ltd. Class H	487,599
466,000	PetroChina Co. Ltd. Class H	553,732
112,000	PICC Property & Casualty Co. Ltd. Class H	232,183
21,000	Ping An Insurance Group Co. of China Ltd. Class H	195,488
577,000	Postal Savings Bank of China Co. Ltd. Class H(1)	376,801
140,000	Sino Biopharmaceutical Ltd.	119,031
100,800	Sinopharm Group Co. Ltd. Class H	269,499
2,500	Tencent Holdings Ltd.	193,989
182,000	Tingyi Cayman Islands Holding Corp.	276,390
39,200	Tongcheng Travel Holdings Ltd.(3)	116,651
400,000	Want Want China Holdings Ltd.	241,751
115,000	Weichai Power Co. Ltd. Class H	391,987
2,400	WuXi AppTec Co. Ltd. Class H(1)	34,173
54,000	Xiaomi Corp. Class B*(1)	245,464
3,700	Zhuzhou CRRC Times Electric Co. Ltd. Class H	20,220
41,800	ZTE Corp. Class H(2)	151,685
		14,051,898
	India - 16.2%
787	Apollo Hospitals Enterprise Ltd.	59,551
8,163	Axis Bank Ltd.	121,610
2,955	Bajaj Finance Ltd.	29,870
113,826	Bank of Baroda	370,480
51,246	Bharat Electronics Ltd.	250,137
66,493	Bharat Petroleum Corp. Ltd.	263,478
15,470	Bharti Airtel Ltd.	331,086
313,259	Canara Bank	502,032
8,311	Cipla Ltd.	119,622
44,779	Coal India Ltd.	214,555
13,837	Coforge Ltd.	248,769
3,084	Coromandel International Ltd.	76,527
1,722	Divi's Laboratories Ltd.	113,274
12,762	Dr. Reddy's Laboratories Ltd. ADR	171,266
42,582	Embassy Office Parks REIT	201,024
49,890	Eternal Ltd.*	148,389
11,666	Federal Bank Ltd.	36,493
11,043	Fortis Healthcare Ltd.	102,222
45,366	GAIL India Ltd.	82,503
6,963	Glenmark Pharmaceuticals Ltd.	152,594
16,206	HCL Technologies Ltd.	298,724
19,779	HDFC Bank Ltd.	199,806
1,639	Hero MotoCorp Ltd.	98,603
5,371	Hindalco Industries Ltd.	56,205
9,053	Hindustan Petroleum Corp. Ltd.	42,023
5,544	Hindustan Unilever Ltd.	143,018
7,686	ICICI Bank Ltd. ADR	225,123
27,270	Infosys Ltd. ADR(2)	479,407
580	JK Cement Ltd.	34,827
36,880	Kotak Mahindra Bank Ltd.	163,577
9,275	Krishna Institute of Medical Sciences Ltd.*(1)	60,875
6,114	Kwality Wall's India Ltd.*(4)	2,539
3,258	Larsen & Toubro Ltd.	139,274
5,831	Laurus Labs Ltd.(1)	61,170
2,301	LTIMindtree Ltd.(1)	149,448
1,623	Lupin Ltd.	37,983
9,098	Mahindra & Mahindra Ltd.	339,421
1,923	Maruti Suzuki India Ltd.	305,192
5,766	Max Healthcare Institute Ltd.	59,974
4,327	Mphasis Ltd.	129,781
52	MRF Ltd.	74,712
79,260	National Aluminium Co. Ltd.	332,119
96,243	NMDC Ltd.	84,967
54,371	NTPC Ltd.	210,421
The accompanying notes are an integral part of these financial statements.

11

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	India - 16.2% - (continued)
12,327	Oil & Natural Gas Corp. Ltd.	$36,043
181	Oracle Financial Services Software Ltd.	15,269
100	Page Industries Ltd.	35,869
531	Persistent Systems Ltd.	34,837
10,034	Petronet LNG Ltd.	31,606
18,017	Power Grid Corp. of India Ltd.	50,239
162,488	Punjab National Bank	221,137
143,583	Redington Ltd.	423,705
2,646	Reliance Industries Ltd.	40,138
35,952	Samvardhana Motherson International Ltd.	44,125
47,983	State Bank of India	561,869
17,890	Sun Pharmaceutical Industries Ltd.	310,259
11,337	Tata Consultancy Services Ltd.	385,005
17,989	Tata Motors Ltd.*	89,664
18,709	Tata Motors Passenger Vehicles Ltd.	71,195
14,958	Tech Mahindra Ltd.	283,444
3,860	Torrent Pharmaceuticals Ltd.	166,204
1,587	UltraTech Cement Ltd.	219,001
168,511	Union Bank of India Ltd.	331,132
36,946	Vedanta Ltd.	273,739
66,279	Wipro Ltd. ADR(2)	167,023
2,861	Zydus Lifesciences Ltd.	27,535
		11,143,709
	Indonesia - 3.0%
1,092,900	Aneka Tambang Tbk. PT	274,120
899,700	Astra International Tbk. PT	340,369
46,900	Bank Negara Indonesia Persero Tbk. PT	12,546
694,000	Bank Rakyat Indonesia Persero Tbk. PT	157,530
460,700	Indofood Sukses Makmur Tbk. PT	186,641
2,024,800	Kalbe Farma Tbk. PT	138,123
3,516,800	Perusahaan Gas Negara Tbk. PT	444,183
1,452,100	Telkom Indonesia Persero Tbk. PT	311,442
141,700	United Tractors Tbk. PT	219,916
		2,084,870
	Malaysia - 3.5%
50,000	Alliance Bank Malaysia Bhd.	66,337
314,000	Axiata Group Bhd.	183,206
73,046	CIMB Group Holdings Bhd.	158,989
97,159	Gamuda Bhd.	108,940
301,000	IGB Real Estate Investment Trust REIT	223,727
26,900	IHH Healthcare Bhd.	61,143
243,300	KPJ Healthcare Bhd.	170,964
103,344	Malayan Banking Bhd.	309,350
3,900	Petronas Gas Bhd.	18,184
34,400	Press Metal Aluminium Holdings Bhd.	65,973
127,400	Public Bank Bhd.	157,392
71,294	RHB Bank Bhd.	152,825
118,500	Telekom Malaysia Bhd.	237,481
101,100	Tenaga Nasional Bhd.	357,517
14,200	United Plantations Bhd.	108,931
		2,380,959
	Mexico - 2.9%
427,908	America Movil SAB de CV Series B	444,262
8,382	Arca Continental SAB de CV(2)	95,161
62,977	Fibra Uno Administracion SA de CV REIT	98,675
1,797	Fomento Economico Mexicano SAB de CV ADR	187,535
2,227	Grupo Aeroportuario del Centro Norte SAB de CV	32,653
37,496	Grupo Financiero Banorte SAB de CV Class O	427,053
48,428	Grupo Mexico SAB de CV Series B	541,734
29,063	Kimberly-Clark de Mexico SAB de CV Class A(2)	64,854
20,709	Prologis Property Mexico SA de CV REIT	95,863
		1,987,790
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Philippines - 1.7%
58,420	Bank of the Philippine Islands	$123,030
94,670	BDO Unibank, Inc.	217,058
46,020	International Container Terminal Services, Inc.	501,776
20,750	Manila Electric Co.	207,921
24,610	Metropolitan Bank & Trust Co.	30,512
3,750	PLDT, Inc.	85,342
		1,165,639
	Poland - 2.7%
6,638	Asseco Poland SA	406,575
963	Bank Polska Kasa Opieki SA	59,038
4	LPP SA	22,226
18,225	ORLEN SA	556,385
11,093	Powszechna Kasa Oszczednosci Bank Polski SA	290,410
26,359	Powszechny Zaklad Ubezpieczen SA	522,357
		1,856,991
	Russia - 0.0%
70,980	Gazprom PJSC*(4)	—
3,097	Gazprom PJSC ADR*(4)	—
38,700	GMK Norilskiy Nickel PAO*(4)	—
310	LUKOIL PJSC*(4)	—
87	LUKOIL PJSC ADR*(4)	—
7	MMC Norilsk Nickel PJSC ADR*(4)	—
64,472	Sberbank of Russia PJSC*(4)	—
		—
	Saudi Arabia - 5.1%
7,421	Al Rajhi Bank	212,102
39,255	Arab National Bank	238,626
1,098	Arabian Internet & Communications Services Co.	68,619
26,869	Banque Saudi Fransi	129,305
15,174	Dar Al Arkan Real Estate Development Co.*	75,330
232	Elm Co.	48,000
20,786	Etihad Etisalat Co.	390,150
82,440	Jarir Marketing Co.	313,653
24,847	Riyad Bank	186,152
4,519	SABIC Agri-Nutrients Co.	150,605
71,258	Saudi Arabian Oil Co.(1)	490,164
4,951	Saudi Electricity Co.	19,008
71,390	Saudi Investment Bank	266,473
40,169	Saudi National Bank	480,439
37,050	Saudi Telecom Co.	438,590
		3,507,216
	South Africa - 2.3%
44,914	FirstRand Ltd.	259,164
10,982	Gold Fields Ltd. ADR	550,418
6,152	Harmony Gold Mining Co. Ltd. ADR	131,283
11,898	MTN Group Ltd.	134,229
19,377	Standard Bank Group Ltd.	360,935
13,917	Vodacom Group Ltd.	130,653
		1,566,682
	South Korea - 13.4%
10,537	BNK Financial Group, Inc.	121,592
6,468	Coway Co. Ltd.*	374,761
2,008	DB Insurance Co. Ltd.	198,931
273	Hana Financial Group, Inc.	18,985
1,206	HD Hyundai Co. Ltd.	196,057
254	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	72,967
4,948	HMM Co. Ltd.	68,751
1,913	Hyundai Glovis Co. Ltd.	321,624
1,446	Hyundai Mobis Co. Ltd.	451,059
1,498	Hyundai Motor Co.	520,356
434	Industrial Bank of Korea	6,678
3,639	KB Financial Group, Inc.	341,804
The accompanying notes are an integral part of these financial statements.

12

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	South Korea - 13.4% - (continued)
6,418	Kia Corp.	$680,413
7,347	Korea Electric Power Corp.*	297,575
2,446	KT&G Corp.	261,525
186	PharmaResearch Co. Ltd.	61,186
77	Samsung C&T Corp.	16,129
8,854	Samsung E&A Co. Ltd.	189,456
2,122	Samsung Electro-Mechanics Co. Ltd.	411,309
11,479	Samsung Electronics Co. Ltd.	1,279,963
955	Samsung Fire & Marine Insurance Co. Ltd.	332,399
345	Samsung Life Insurance Co. Ltd.	45,132
4,422	Samsung SDS Co. Ltd.	531,783
373	Samsung Securities Co. Ltd.	23,478
47	Samyang Foods Co. Ltd.	38,530
2,952	SK Hynix, Inc.	1,864,227
767	SK Square Co. Ltd.*	303,731
10,618	Woori Financial Group, Inc.	223,145
		9,253,546
	Taiwan - 15.0%
9,000	Accton Technology Corp.	318,875
5,000	Advantech Co. Ltd.	47,585
58,000	ASE Technology Holding Co. Ltd.	547,379
19,000	Asustek Computer, Inc.	299,460
33,000	Catcher Technology Co. Ltd.	210,248
8,000	Cathay Financial Holding Co. Ltd.	19,167
94,000	Chang Hwa Commercial Bank Ltd.	60,934
15,000	Chroma ATE, Inc.	467,112
45,000	Chunghwa Telecom Co. Ltd.	190,896
208,000	Compal Electronics, Inc.	216,460
84,000	CTBC Financial Holding Co. Ltd.	135,863
18,000	Delta Electronics, Inc.	697,807
8,000	Elite Material Co. Ltd.	443,597
39,000	Evergreen Marine Corp. Taiwan Ltd.	230,505
28,000	Far EasTone Telecommunications Co. Ltd.*	79,009
3,075	Fubon Financial Holding Co. Ltd.	8,882
16,000	Gigabyte Technology Co. Ltd.	118,462
11,000	Gold Circuit Electronics Ltd.	245,027
54,224	Hon Hai Precision Industry Co. Ltd.	379,930
11,000	Inventec Corp.	15,729
33,000	King Yuan Electronics Co. Ltd.	310,391
1,500	Largan Precision Co. Ltd.	114,871
64,245	Lite-On Technology Corp.	334,801
2,000	Lotes Co. Ltd.	90,880
5,000	MediaTek, Inc.	279,631
20,000	Novatek Microelectronics Corp.	238,322
105,000	Pegatron Corp.	232,555
27,000	President Chain Store Corp.	183,174
27,000	Quanta Computer, Inc.	240,229
21,000	Realtek Semiconductor Corp.	322,641
37,000	Taiwan Mobile Co. Ltd.*	124,039
2,496	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	825,078
50,000	Tripod Technology Corp.	595,011
85,000	Uni-President Enterprises Corp.	193,661
3,000	United Integrated Services Co. Ltd.	86,559
332,000	United Microelectronics Corp.	658,303
70,686	Wistron Corp.	293,121
3,000	Wiwynn Corp.	340,801
11,000	WPG Holdings Ltd.	22,475
5,776	Yageo Corp.	50,932
37,000	Yang Ming Marine Transport Corp.	62,784
		10,333,186
	Thailand - 3.2%
49,189	Advanced Info Service PCL NVDR	545,589
232,400	Bangkok Dusit Medical Services PCL NVDR	148,458
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	Thailand - 3.2% - (continued)
74,100	Delta Electronics Thailand PCL NVDR		$482,775
47,700	Kasikornbank PCL NVDR		285,002
124,500	Krung Thai Bank PCL NVDR		111,779
5,400	PTT Exploration & Production PCL NVDR		21,023
324,200	PTT PCL NVDR		350,319
42,700	SCB X PCL NVDR		183,882
1,569,300	TMBThanachart Bank PCL NVDR		100,747
			2,229,574
	Turkey - 2.7%
109,070	Akbank TAS		233,100
50,535	Aselsan Elektronik Sanayi Ve Ticaret AS		352,354
15,270	BIM Birlesik Magazalar AS		233,128
58,955	Ford Otomotiv Sanayi AS		154,123
8,836	KOC Holding AS		42,197
343,071	Mavi Giyim Sanayi Ve Ticaret AS Class B(1)		381,309
2,468	Migros Ticaret AS		36,147
2,793	Turk Hava Yollari AO		19,522
76,572	Turkiye Petrol Rafinerileri AS		430,991
			1,882,871
	Total Common Stocks (cost $52,674,782)		$67,486,164
PREFERRED STOCKS - 2.1%
	Brazil - 0.8%
50,934	Cia Energetica de Minas Gerais (Preference Shares)(5)		$111,683
32,989	Itausa SA (Preference Shares)(5)		86,071
54,539	Petroleo Brasileiro SA - Petrobras (Preference Shares)(5)		393,348
			591,102
	Chile - 0.4%
52,516	Embotelladora Andina SA (Preference Shares)(5)		279,233
	Colombia - 0.9%
29,415	Grupo Cibest SA (Preference Shares)(5)		605,207
	Total Preferred Stocks (cost $959,362)		$1,475,542
	Total Long-Term Investments (cost $53,634,144)		$68,961,706
SHORT-TERM INVESTMENTS - 1.3%
	Securities Lending Collateral - 1.3%
870,184	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(6)		$870,184
	Total Short-Term Investments (cost $870,184)		$870,184
	Total Investments (cost $54,504,328)	101.3%	$69,831,890
	Other Assets and Liabilities	(1.3)%	(899,814)
	Net Assets	100.0%	$68,932,076
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

13

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$2,329,248, representing 3.4% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of this security was $116,651, representing 0.2% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	3	03/20/2026	$228,120	$18,830
Total futures contracts				$18,830
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$67,486,164	$67,483,625	$—	$2,539
Preferred Stocks	1,475,542	1,475,542	—	—
Short-Term Investments	870,184	870,184	—	—
Futures Contracts(2)	18,830	18,830	—	—
Total	$69,850,720	$69,848,181	$—	$2,539

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended January 31, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

14

Hartford Multifactor Small Cap ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 3.4%
23,012	Garrett Motion, Inc.	$415,136
1,250	Patrick Industries, Inc.	157,713
3,760	Phinia, Inc.	267,599
5,405	Standard Motor Products, Inc.	215,822
1,693	Strattec Security Corp.*	133,950
536	Visteon Corp.	48,701
		1,238,921
	Banks - 10.1%
1,669	Arrow Financial Corp.	56,429
112	Bank7 Corp.	4,977
1,316	Banner Corp.	81,381
306	Business First Bancshares, Inc.	8,620
1,632	Capital City Bank Group, Inc.	68,152
2,003	Cathay General Bancorp	102,514
3,310	Central Pacific Financial Corp.	107,807
61	City Holding Co.	7,508
3,225	CNB Financial Corp.	89,333
1,244	Community Trust Bancorp, Inc.	76,755
210	Customers Bancorp, Inc.*	16,594
1,128	Enterprise Financial Services Corp.	64,691
4,768	First BanCorp	105,468
125	First Bancorp/Southern Pines NC	7,241
464	First Commonwealth Financial Corp.	8,366
236	First Community Corp.	6,920
3,311	First Financial Bancorp	95,158
1,772	First Financial Corp.	115,464
2,463	First Hawaiian, Inc.	65,393
1,683	First Merchants Corp.	66,916
4,868	Fulton Financial Corp.	100,524
6,005	Hanmi Financial Corp.	159,553
20,394	Heritage Commerce Corp.	259,616
972	Hilltop Holdings, Inc.	36,401
201	HomeTrust Bancshares, Inc.	8,667
19,919	Hope Bancorp, Inc.	238,630
1,025	Independent Bank Corp.	36,029
1,414	International Bancshares Corp.	98,471
1,356	National Bank Holdings Corp. Class A	54,484
649	NBT Bancorp, Inc.	28,835
4,512	Northwest Bancshares, Inc.	58,115
4,388	OFG Bancorp	176,836
3,288	Peoples Bancorp, Inc.	106,926
2,626	Preferred Bank	225,232
2,750	Renasant Corp.	103,702
2,816	S&T Bancorp, Inc.	120,074
6,234	Shore Bancshares, Inc.	118,259
774	Simmons First National Corp. Class A	15,735
1,223	South Plains Financial, Inc.	50,950
1,769	Stellar Bancorp, Inc.	65,701
153	Third Coast Bancshares, Inc.*	6,206
3,977	Towne Bank	139,195
823	TriCo Bancshares	41,002
4,397	TrustCo Bank Corp.	190,830
2,860	Univest Financial Corp.	94,780
257	WaFd, Inc.	8,383
		3,698,823
	Capital Goods - 9.7%
83	Alamo Group, Inc.	16,211
2,664	Apogee Enterprises, Inc.	98,914
1,123	Argan, Inc.	389,805
358	Atkore, Inc.	24,863
4,611	Atmus Filtration Technologies, Inc.	267,300
808	Blue Bird Corp.*	40,650
7,339	DNOW, Inc.*	111,479
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Capital Goods - 9.7% - (continued)
392	Douglas Dynamics, Inc.	$14,771
1,160	DXP Enterprises, Inc.*	150,858
272	EnerSys	49,012
3,386	Global Industrial Co.	103,476
707	Greenbrier Cos., Inc.	35,647
4,489	Hyster-Yale, Inc.	150,157
725	IES Holdings, Inc.*	275,710
8,286	Innovative Solutions & Support, Inc.*	153,208
4,236	Karat Packaging, Inc.	103,655
3,860	Kennametal, Inc.	132,745
1,680	LSI Industries, Inc.	37,145
2,411	Luxfer Holdings PLC	36,503
520	McGrath RentCorp	58,079
3,005	Miller Industries, Inc.	123,115
2,041	MSC Industrial Direct Co., Inc. Class A	172,138
777	Preformed Line Products Co.	194,980
5,836	REV Group, Inc.	372,920
5,608	Rush Enterprises, Inc. Class A	359,978
1,044	Tennant Co.	79,438
		3,552,757
	Commercial & Professional Services - 6.8%
3,491	Barrett Business Services, Inc.	132,658
2,952	Brady Corp. Class A	255,259
4,463	Civeo Corp.(1)	113,003
3,213	Concentrix Corp.	120,006
1,815	CSG Systems International, Inc.	144,746
7,691	Deluxe Corp.	203,042
12,650	Ennis, Inc.	246,549
10,740	HNI Corp.	513,265
8,001	IBEX Holdings Ltd.*	297,637
674	ICF International, Inc.	62,851
3,384	Interface, Inc.	106,494
1,735	Kforce, Inc.	61,298
857	Korn Ferry	59,536
349	ManpowerGroup, Inc.(1)	12,679
3,073	Pitney Bowes, Inc.	32,051
2,029	Robert Half, Inc.	70,224
332	UniFirst Corp.	71,380
		2,502,678
	Consumer Discretionary Distribution & Retail - 5.7%
1,449	Academy Sports & Outdoors, Inc.	79,709
4,384	American Eagle Outfitters, Inc.	102,191
6,037	Buckle, Inc.	285,550
4,015	Build-A-Bear Workshop, Inc.(1)	239,615
639	Dillard's, Inc. Class A(1)	388,231
5,075	Haverty Furniture Cos., Inc.	128,499
6,118	J Jill, Inc.	95,502
1,834	Kohl's Corp.	32,040
23,734	Macy's, Inc.	475,155
159	Penske Automotive Group, Inc.	24,930
360	Shoe Carnival, Inc.	6,862
742	Signet Jewelers Ltd.	68,464
444	Sonic Automotive, Inc. Class A	26,622
7,002	Upbound Group, Inc.	132,338
		2,085,708
	Consumer Durables & Apparel - 3.1%
1,585	Acushnet Holdings Corp.	153,650
4,036	Carter's, Inc.	139,686
601	Columbia Sportswear Co.	33,223
13,754	Cricut, Inc. Class A(1)	61,480
7,393	Ethan Allen Interiors, Inc.	169,521
360	G-III Apparel Group Ltd.	10,566
1,126	JAKKS Pacific, Inc.	20,572
The accompanying notes are an integral part of these financial statements.

15

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Durables & Apparel - 3.1% - (continued)
5,066	La-Z-Boy, Inc.	$184,453
4,711	Levi Strauss & Co. Class A	93,655
2,002	Movado Group, Inc.	45,646
1,680	Oxford Industries, Inc.(1)	61,908
2,167	Smith & Wesson Brands, Inc.	23,664
1,954	Steven Madden Ltd.	85,742
1,329	Sturm Ruger & Co., Inc.	48,761
		1,132,527
	Consumer Services - 2.2%
12,090	ADT, Inc.	96,720
36	Graham Holdings Co. Class B	41,999
5,717	Laureate Education, Inc.*	196,093
204	Nathan's Famous, Inc.	20,628
10,431	Perdoceo Education Corp.	334,105
410	Strategic Education, Inc.	34,858
1,133	Travel & Leisure Co.	78,789
		803,192
	Consumer Staples Distribution & Retail - 2.2%
2,772	Ingles Markets, Inc. Class A	207,512
1,747	PriceSmart, Inc.	248,441
3,296	Village Super Market, Inc. Class A	117,535
3,602	Weis Markets, Inc.	256,282
		829,770
	Energy - 3.9%
3,944	California Resources Corp.	211,004
4,455	Energy Services of America Corp.	40,139
11,021	Granite Ridge Resources, Inc.	55,325
2,961	International Seaways, Inc.	176,624
7,953	Liberty Energy, Inc.	196,041
908	Noble Corp. PLC	32,343
2,689	Northern Oil & Gas, Inc.	67,225
4,845	Peabody Energy Corp.	170,835
862	PrimeEnergy Resources Corp.*	157,824
4,460	Ranger Energy Services, Inc. Class A	68,773
850	Riley Exploration Permian, Inc.	23,842
37,062	VAALCO Energy, Inc.	190,499
1,970	World Kinect Corp.	53,013
		1,443,487
	Equity Real Estate Investment Trusts (REITs) - 4.8%
3,584	Alexander & Baldwin, Inc. REIT	74,332
984	American Assets Trust, Inc. REIT	17,771
15,221	Apple Hospitality, Inc. REIT	177,172
5,292	Broadstone Net Lease, Inc. REIT	97,955
710	COPT Defense Properties REIT	21,875
2,811	CTO Realty Growth, Inc. REIT	49,952
5,823	Farmland Partners, Inc. REIT	67,605
326	Four Corners Property Trust, Inc. REIT	8,036
3,131	Getty Realty Corp. REIT	93,492
2,001	Highwoods Properties, Inc. REIT	51,726
1,138	Innovative Industrial Properties, Inc. REIT	54,988
2,096	JBG SMITH Properties REIT	35,297
4,521	LTC Properties, Inc. REIT	164,881
342	LXP Industrial Trust REIT	16,946
904	National Health Investors, Inc. REIT	74,237
3,346	NETST Corp. REIT	63,039
800	One Liberty Properties, Inc. REIT	17,240
8,254	Outfront Media, Inc. REIT	200,737
12,981	Park Hotels & Resorts, Inc. REIT	141,882
4,704	Rayonier, Inc. REIT	106,969
6,010	RLJ Lodging Trust REIT	44,654
3,569	SITE Centers Corp. REIT	21,842
7,143	Sunstone Hotel Investors, Inc. REIT	62,644
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 4.8% - (continued)
4,326	Urban Edge Properties REIT	$84,054
1,867	Whitestone REIT	26,586
		1,775,912
	Financial Services - 2.0%
2,550	Bread Financial Holdings, Inc.	184,977
5,476	Chicago Atlantic Real Estate Finance, Inc. REIT	67,902
3,043	Enact Holdings, Inc.	121,020
6,144	EZCORP, Inc. Class A*	131,789
3,117	Federated Hermes, Inc.	166,074
864	Oppenheimer Holdings, Inc. Class A	72,602
		744,364
	Food, Beverage & Tobacco - 1.9%
10,591	Flowers Foods, Inc.	121,055
3,890	Fresh Del Monte Produce, Inc.	154,278
1,038	John B Sanfilippo & Son, Inc.	83,974
2,962	Pilgrim's Pride Corp.	128,462
3,954	Universal Corp.	223,757
		711,526
	Health Care Equipment & Services - 7.9%
1,007	Acadia Healthcare Co., Inc.*(1)	13,534
1,357	Addus HomeCare Corp.*	140,422
8,658	BrightSpring Health Services, Inc.*	340,000
4,855	Concentra Group Holdings Parent, Inc.	107,684
1,678	CONMED Corp.	64,418
617	CorVel Corp.*	42,962
3,228	DocGo, Inc.*	2,475
3,996	Electromed, Inc.*	119,360
17,041	Embecta Corp.	180,805
3,471	Haemonetics Corp.*	231,377
4,909	HealthStream, Inc.	109,422
1,640	iRadimed Corp.	160,523
1,228	LeMaitre Vascular, Inc.	104,343
2,579	National HealthCare Corp.	369,081
6,080	National Research Corp.	123,667
2,721	Pediatrix Medical Group, Inc.*	58,175
3,247	Pro-Dex, Inc.*(1)	127,380
8,673	Select Medical Holdings Corp.	130,529
12,303	Tactile Systems Technology, Inc.*	355,064
2,504	TruBridge, Inc.*	48,452
10,018	Viemed Healthcare, Inc.*	76,838
		2,906,511
	Household & Personal Products - 0.3%
265	Lifevantage Corp.(1)	1,405
2,097	Oil-Dri Corp. of America	126,973
		128,378
	Insurance - 5.1%
530	Assured Guaranty Ltd.	44,970
4,365	CNO Financial Group, Inc.	183,548
8,997	Donegal Group, Inc. Class A	167,974
4,600	Employers Holdings, Inc.	200,652
11,706	Genworth Financial, Inc.*	97,628
1,435	Greenlight Capital Re Ltd. Class A*	19,903
4,269	Hamilton Insurance Group Ltd. Class B*	118,465
247	HCI Group, Inc.	39,191
1,972	Horace Mann Educators Corp.	88,365
709	Kemper Corp.	27,942
2,379	Mercury General Corp.	208,377
303	ProAssurance Corp.*	7,339
1,047	Safety Insurance Group, Inc.	82,399
8,237	SiriusPoint Ltd.*	168,117
50	Stewart Information Services Corp.	3,372
The accompanying notes are an integral part of these financial statements.

16

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 5.1% - (continued)
6,665	United Fire Group, Inc.	$239,540
6,498	Universal Insurance Holdings, Inc.	197,864
		1,895,646
	Materials - 2.5%
411	Cabot Corp.	29,670
3,574	Greif, Inc. Class A	252,396
453	Hawkins, Inc.	59,003
1,165	Idaho Strategic Resources, Inc.*	42,010
695	Myers Industries, Inc.	14,366
1,204	Olympic Steel, Inc.	57,900
1,479	Ramaco Resources, Inc. Class A*	28,855
879	Sensient Technologies Corp.	83,083
17,426	SunCoke Energy, Inc.	136,969
3,577	Sylvamo Corp.	175,059
301	Warrior Met Coal, Inc.	26,879
		906,190
	Media & Entertainment - 2.3%
2,912	John Wiley & Sons, Inc. Class A	90,942
4,584	Scholastic Corp.(1)	160,302
3,149	Shutterstock, Inc.	62,508
5,324	Sinclair, Inc.	77,251
16,123	TEGNA, Inc.	308,917
1,756	Travelzoo*	10,272
5,228	Yelp, Inc.*	143,143
		853,335
	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
10,200	ACADIA Pharmaceuticals, Inc.*	256,326
2,707	Amphastar Pharmaceuticals, Inc.*	71,708
580	Aurinia Pharmaceuticals, Inc.*	8,427
13,711	Catalyst Pharmaceuticals, Inc.*	333,177
5,856	Collegium Pharmaceutical, Inc.*	268,908
10,161	Exagen, Inc.*	37,392
9,260	Harmony Biosciences Holdings, Inc.*	338,175
12,146	Indivior Pharmaceuticals, Inc.*	429,726
8,818	Innoviva, Inc.*	176,360
23,644	Organon & Co.	201,920
694	Pacira BioSciences, Inc.*	14,255
1,460	Perrigo Co. PLC	20,747
7,088	Phibro Animal Health Corp. Class A	284,583
985	Prestige Consumer Healthcare, Inc.*	63,503
1,065	Protagonist Therapeutics, Inc.*	87,117
6,551	PTC Therapeutics, Inc.*	494,797
15,439	Puma Biotechnology, Inc.*	100,045
22,006	SIGA Technologies, Inc.	147,440
7,564	Supernus Pharmaceuticals, Inc.*	364,282
		3,698,888
	Real Estate Management & Development - 0.4%
4,424	Five Point Holdings LLC Class A*	23,491
282	Forestar Group, Inc.*	7,338
6,905	RMR Group, Inc. Class A	104,611
		135,440
	Semiconductors & Semiconductor Equipment - 1.6%
9,066	Amkor Technology, Inc.	438,160
833	Axcelis Technologies, Inc.*	73,362
2,577	Photronics, Inc.*	89,087
		600,609
	Software & Services - 2.4%
11,666	A10 Networks, Inc.	203,455
5,167	Adeia, Inc.	93,471
5,009	Clear Secure, Inc. Class A	163,394
5,450	Hackett Group, Inc.	99,462
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Software & Services - 2.4% - (continued)
3,628	OneSpan, Inc.		$42,738
1,241	Progress Software Corp.*		50,782
19,183	Rimini Street, Inc.*		66,181
5,846	Teradata Corp.*		166,728
			886,211
	Technology Hardware & Equipment - 6.9%
1,423	Bel Fuse, Inc. Class B		286,293
4,387	Benchmark Electronics, Inc.		228,738
1,929	BK Technologies Corp.*		147,144
2,481	Crane NXT Co.		125,340
2,631	Diebold Nixdorf, Inc.*		181,565
2,371	ePlus, Inc.		203,456
7,718	Frequency Electronics, Inc.*		405,813
2,999	GPGI, Inc. Class A*		70,686
24,988	Immersion Corp.		167,919
3,043	M-Tron Industries, Inc.*		198,525
473	Napco Security Technologies, Inc.		17,449
783	OSI Systems, Inc.*		195,860
2,613	PC Connection, Inc.		153,671
570	Plexus Corp.*		113,618
647	ScanSource, Inc.*		27,815
479	Vishay Precision Group, Inc.*		23,988
			2,547,880
	Telecommunication Services - 1.0%
5,341	IDT Corp. Class B		259,733
7,715	Spok Holdings, Inc.		106,235
			365,968
	Transportation - 1.2%
2,044	Covenant Logistics Group, Inc.		50,282
3,234	Genco Shipping & Trading Ltd.		67,591
1,243	Hub Group, Inc. Class A		59,142
808	Matson, Inc.		129,522
4,433	Schneider National, Inc. Class B		118,982
221	Werner Enterprises, Inc.		7,569
			433,088
	Utilities - 2.1%
3,082	Avista Corp.		127,256
2,462	Consolidated Water Co. Ltd.		93,260
1,140	Genie Energy Ltd. Class B		15,698
10,911	MDU Resources Group, Inc.		223,785
618	Northwest Natural Holding Co.		28,774
1,817	Northwestern Energy Group, Inc.		123,302
1,140	Otter Tail Corp.		101,642
848	Unitil Corp.		43,172
			756,889
	Total Common Stocks (cost $31,302,341)		$36,634,698
SHORT-TERM INVESTMENTS - 2.1%
	Securities Lending Collateral - 2.1%
760,554	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		$760,554
	Total Short-Term Investments (cost $760,554)		$760,554
	Total Investments (cost $32,062,895)	101.7%	$37,395,252
	Other Assets and Liabilities	(1.7)%	(630,890)
	Net Assets	100.0%	$36,764,362
The accompanying notes are an integral part of these financial statements.

17

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	03/20/2026	$131,230	$2,549
Total futures contracts				$2,549
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$36,634,698	$36,634,698	$—	$—
Short-Term Investments	760,554	760,554	—	—
Futures Contracts(2)	2,549	2,549	—	—
Total	$37,397,801	$37,397,801	$—	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor US Equity ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 0.3%
14,383	Autoliv, Inc.	$1,743,795
	Banks - 1.8%
5,940	Bank of America Corp.	316,008
7,690	Bank OZK	365,736
20,050	Citigroup, Inc.	2,319,985
6,333	JP Morgan Chase & Co.	1,937,201
10,370	M&T Bank Corp.	2,297,681
5,905	Popular, Inc.	788,495
5,095	Regions Financial Corp.	145,208
2,065	U.S. Bancorp	115,867
8,973	Wells Fargo & Co.	811,967
		9,098,148
	Capital Goods - 8.2%
2,680	3M Co.	410,469
2,474	A.O. Smith Corp.	181,814
6,379	Allegion PLC	1,055,023
518	Applied Industrial Technologies, Inc.	134,892
4,074	Armstrong World Industries, Inc.	748,557
1,177	BWX Technologies, Inc.	241,791
4,195	Caterpillar, Inc.	2,757,625
410	Comfort Systems USA, Inc.	468,261
4,567	Cummins, Inc.	2,643,471
13,322	Donaldson Co., Inc.	1,358,045
4,693	Dycom Industries, Inc.*	1,710,082
1,781	Eaton Corp. PLC	625,879
5,876	EMCOR Group, Inc.	4,235,010
799	Emerson Electric Co.	117,421
81,658	Fastenal Co.	3,540,691
978	Federal Signal Corp.	105,712
12,865	Ferguson Enterprises, Inc.	3,247,898
3,001	General Dynamics Corp.	1,053,621
1,353	Honeywell International, Inc.	307,835
6,704	Illinois Tool Works, Inc.	1,751,487
3,870	Johnson Controls International PLC	461,536
2,722	L3Harris Technologies, Inc.	933,238
969	Lincoln Electric Holdings, Inc.	257,124
9,217	Mueller Industries, Inc.	1,254,802
3,731	Northrop Grumman Corp.	2,582,822
2,421	Oshkosh Corp.	348,188
7,895	Otis Worldwide Corp.	674,391
1,742	Quanta Services, Inc.	826,806
1,559	Rockwell Automation, Inc.	657,352
852	RTX Corp.	171,192
2,309	Snap-on, Inc.	845,348
4,144	Trane Technologies PLC	1,742,884
654	United Rentals, Inc.	511,467
1,778	Valmont Industries, Inc.	792,206
3,881	Watts Water Technologies, Inc. Class A	1,161,622
2,782	WW Grainger, Inc.	3,004,393
		42,920,955
	Commercial & Professional Services - 2.5%
3,456	Booz Allen Hamilton Holding Corp.	305,580
2,832	Broadridge Financial Solutions, Inc.	558,216
893	CACI International, Inc. Class A*	554,178
10,223	Cintas Corp.	1,956,580
7,220	Genpact Ltd.	318,402
5,023	Leidos Holdings, Inc.	945,730
10,882	Maximus, Inc.	1,027,696
2,233	MSA Safety, Inc.	395,576
7,362	Paychex, Inc.	759,243
2,214	Republic Services, Inc.	476,209
22,589	Rollins, Inc.	1,430,787
41,529	UL Solutions, Inc. Class A	2,916,582
3,968	Veralto Corp.	392,753
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Commercial & Professional Services - 2.5% - (continued)
2,965	Verisk Analytics, Inc.	$644,769
2,439	Waste Management, Inc.	542,043
		13,224,344
	Consumer Discretionary Distribution & Retail - 4.9%
7,806	Amazon.com, Inc.*	1,867,976
604	AutoZone, Inc.*	2,237,391
10,022	Best Buy Co., Inc.	652,432
38,576	eBay, Inc.	3,518,903
963	Five Below, Inc.*	184,549
2,524	Genuine Parts Co.	350,811
2,991	Home Depot, Inc.	1,120,399
2,247	LKQ Corp.	73,814
5,193	Lowe's Cos., Inc.	1,386,842
3,125	Murphy USA, Inc.	1,320,344
24,242	O'Reilly Automotive, Inc.*	2,385,655
6,355	Ross Stores, Inc.	1,198,871
13,928	TJX Cos., Inc.	2,086,554
28,956	Tractor Supply Co.	1,473,281
6,633	Ulta Beauty, Inc.*	4,293,939
21,738	Urban Outfitters, Inc.*	1,540,137
291	Williams-Sonoma, Inc.	59,553
		25,751,451
	Consumer Durables & Apparel - 1.1%
5,871	DR Horton, Inc.	873,840
2,334	Garmin Ltd.	470,628
10,804	Hasbro, Inc.	964,905
9,303	NIKE, Inc. Class B	575,018
3,285	Ralph Lauren Corp.	1,160,952
13,560	Tapestry, Inc.	1,720,900
		5,766,243
	Consumer Services - 1.7%
3,125	Adtalem Global Education, Inc.*	323,594
347	Booking Holdings, Inc.	1,735,638
1,329	Boyd Gaming Corp.	112,354
768	Domino's Pizza, Inc.	315,133
7,114	Frontdoor, Inc.*	420,509
956	Grand Canyon Education, Inc.*	166,191
25,590	H&R Block, Inc.	1,009,526
4,279	McDonald's Corp.	1,347,885
9,250	Stride, Inc.*	782,550
15,437	Yum! Brands, Inc.	2,400,453
		8,613,833
	Consumer Staples Distribution & Retail - 3.4%
165,460	Albertsons Cos., Inc. Class A(1)	2,754,909
5,960	BJ's Wholesale Club Holdings, Inc.*	550,942
2,578	Casey's General Stores, Inc.	1,563,557
15,022	Dollar General Corp.	2,154,605
74,827	Kroger Co.	4,702,877
31,742	Sysco Corp.	2,661,567
25,697	Walmart, Inc.	3,061,541
		17,449,998
	Energy - 2.4%
13,613	APA Corp.	359,519
8,499	Baker Hughes Co.	476,284
3,798	Cheniere Energy, Inc.	803,353
7,692	Chevron Corp.	1,360,715
4,623	Chord Energy Corp.	463,410
13,327	ConocoPhillips	1,389,073
30,839	EOG Resources, Inc.	3,457,977
22,072	Exxon Mobil Corp.	3,120,981
40,655	Magnolia Oil & Gas Corp. Class A	1,037,109
		12,468,421
	Equity Real Estate Investment Trusts (REITs) - 1.2%
13,668	American Healthcare, Inc. REIT	641,166
The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 1.2% - (continued)
20,835	CareTrust, Inc. REIT	$777,979
1,629	Crown Castle, Inc. REIT	141,414
13,882	Omega Healthcare Investors, Inc. REIT	609,142
12,356	Realty Income Corp. REIT	755,693
28,194	Sabra Health Care, Inc. REIT	528,074
85,165	VICI Properties, Inc. REIT	2,391,433
2,576	Welltower, Inc. REIT	485,215
		6,330,116
	Financial Services - 5.7%
31,744	Bank of New York Mellon Corp.	3,806,740
3,847	Berkshire Hathaway, Inc. Class B*	1,848,599
663	Capital One Financial Corp.	145,151
7,565	Cboe Global Markets, Inc.	2,005,179
3,343	Charles Schwab Corp.	347,405
7,210	CME Group, Inc.	2,084,123
4,526	FirstCash Holdings, Inc.	771,683
194	Goldman Sachs Group, Inc.	181,469
42,111	Interactive Brokers Group, Inc. Class A	3,153,272
3,277	Jack Henry & Associates, Inc.	587,271
2,346	LPL Financial Holdings, Inc.	855,117
2,668	Mastercard, Inc. Class A	1,437,492
21,263	MGIC Investment Corp.	572,400
17,264	Northern Trust Corp.	2,579,759
8,637	Raymond James Financial, Inc.	1,432,533
8,084	SEI Investments Co.	710,179
27,442	State Street Corp.	3,591,060
2,243	StoneX Group, Inc.*	251,799
26,717	Synchrony Financial	1,940,456
4,043	Visa, Inc. Class A	1,301,159
		29,602,846
	Food, Beverage & Tobacco - 2.5%
60,305	Altria Group, Inc.	3,738,307
46,579	Cal-Maine Foods, Inc.	3,890,744
7,538	Hershey Co.	1,468,026
10,558	Monster Beverage Corp.*	852,664
8,197	PepsiCo, Inc.	1,259,305
10,253	Philip Morris International, Inc.	1,839,798
		13,048,844
	Health Care Equipment & Services - 5.7%
14,951	Abbott Laboratories	1,634,144
3,782	Boston Scientific Corp.*	353,731
19,012	Cardinal Health, Inc.	4,085,299
4,615	Cencora, Inc.	1,657,800
591	Chemed Corp.	252,440
3,236	Cigna Group	887,020
32,025	CVS Health Corp.	2,386,503
8,241	Edwards Lifesciences Corp.*	670,488
8,043	Elevance Health, Inc.	2,780,787
4,164	HCA Healthcare, Inc.	2,033,156
11,431	Humana, Inc.	2,231,331
2,361	IDEXX Laboratories, Inc.*	1,582,956
2,944	McKesson Corp.	2,447,082
13,823	Medtronic PLC	1,423,216
908	Quest Diagnostics, Inc.	169,823
6,340	ResMed, Inc.	1,637,685
682	Stryker Corp.	252,040
10,270	UnitedHealth Group, Inc.	2,946,771
		29,432,272
	Household & Personal Products - 0.5%
14,450	Colgate-Palmolive Co.	1,304,690
8,708	Kimberly-Clark Corp.	870,713
1,317	Procter & Gamble Co.	199,881
		2,375,284
	Insurance - 4.1%
3,090	Aflac, Inc.	342,835
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 4.1% - (continued)
12,119	Allstate Corp.	$2,411,560
1,711	American Financial Group, Inc.	222,892
21,860	American International Group, Inc.	1,636,877
8,841	Arch Capital Group Ltd.*	849,090
18,053	Axis Capital Holdings Ltd.	1,862,708
4,459	Chubb Ltd.	1,380,328
5,287	Hanover Insurance Group, Inc.	920,678
16,741	Lincoln National Corp.	696,593
7,415	Loews Corp.	782,801
331	Markel Group, Inc.*	675,452
10,419	MetLife, Inc.	821,851
39,940	Old Republic International Corp.	1,564,450
1,448	Progressive Corp.	301,184
8,008	Prudential Financial, Inc.	889,769
2,601	RenaissanceRe Holdings Ltd.	732,702
9,256	Travelers Cos., Inc.	2,633,424
25,560	Unum Group	1,941,793
8,232	W.R. Berkley Corp.	564,551
		21,231,538
	Materials - 3.3%
4,613	AptarGroup, Inc.	576,394
21,452	CF Industries Holdings, Inc.	1,999,970
10,500	Corteva, Inc.	764,400
6,139	CRH PLC	751,475
2,080	Crown Holdings, Inc.	217,734
4,694	Ecolab, Inc.	1,323,661
4,082	NewMarket Corp.	2,738,165
44,926	Newmont Corp.	5,047,436
5,003	Reliance, Inc.	1,648,489
9,284	RPM International, Inc.	993,017
3,385	Sherwin-Williams Co.	1,200,456
338	Solstice Advanced Materials, Inc.*	20,878
		17,282,075
	Media & Entertainment - 5.3%
22,706	Alphabet, Inc. Class A	7,674,628
20,782	Electronic Arts, Inc.	4,237,865
35,448	Fox Corp. Class A	2,579,905
33,147	Match Group, Inc.	1,032,529
6,035	Meta Platforms, Inc. Class A	4,324,078
18,541	Netflix, Inc.*	1,547,988
33,229	New York Times Co. Class A	2,436,018
7,353	Nexstar Media Group, Inc.	1,561,630
20,868	Pinterest, Inc. Class A*	461,809
7,070	Take-Two Interactive Software, Inc.*	1,557,521
1,486	Versant Media Group, Inc.*	48,414
		27,462,385
	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
5,174	AbbVie, Inc.	1,153,854
18,975	Alkermes PLC*	643,063
4,198	Alnylam Pharmaceuticals, Inc.*	1,419,176
1,263	Amgen, Inc.	431,794
65,029	Bristol-Myers Squibb Co.	3,579,846
351	Eli Lilly & Co.	364,040
61,769	Exelixis, Inc.*	2,554,766
38,156	Gilead Sciences, Inc.	5,416,244
11,232	Incyte Corp.*	1,123,986
19,711	Johnson & Johnson	4,479,325
42,748	Merck & Co., Inc.	4,713,822
40,763	Pfizer, Inc.	1,077,774
2,377	Zoetis, Inc.	296,697
		27,254,387
	Real Estate Management & Development - 0.2%
12,312	CoStar Group, Inc.*	757,188
	Semiconductors & Semiconductor Equipment - 6.7%
12,136	Applied Materials, Inc.	3,911,676
The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Semiconductors & Semiconductor Equipment - 6.7% - (continued)
11,566	Broadcom, Inc.	$3,831,816
2,145	Cirrus Logic, Inc.*	279,579
3,065	KLA Corp.	4,376,636
25,638	Lam Research Corp.	5,985,447
16,226	Micron Technology, Inc.	6,731,843
24,105	NVIDIA Corp.	4,607,189
3,582	NXP Semiconductors NV	810,033
14,347	QUALCOMM, Inc.	2,174,862
12,517	Rambus, Inc.*	1,424,810
4,598	Texas Instruments, Inc.	991,099
		35,124,990
	Software & Services - 11.8%
6,767	Accenture PLC Class A	1,784,052
1,465	Adobe, Inc.*	429,611
11,107	Appfolio, Inc. Class A*	2,108,997
1,789	AppLovin Corp. Class A*	846,394
7,986	Autodesk, Inc.*	2,019,420
19,691	Bentley Systems, Inc. Class B	691,548
42,007	Box, Inc. Class A*	1,064,877
10,400	Cadence Design Systems, Inc.*	3,082,144
2,766	Cloudflare, Inc. Class A*	490,550
52,688	Cognizant Technology Solutions Corp. Class A	4,323,577
9,001	Commvault Systems, Inc.*	771,386
3,180	Crowdstrike Holdings, Inc. Class A*	1,403,668
5,765	Datadog, Inc. Class A*	745,530
4,769	Docusign, Inc.*	250,563
23,971	Dolby Laboratories, Inc. Class A	1,538,698
104,483	Dropbox, Inc. Class A*	2,662,227
354	Fair Isaac Corp.*	517,962
33,779	Fortinet, Inc.*	2,744,882
6,037	Gen Digital, Inc.	144,828
13,655	InterDigital, Inc.	4,457,538
11,606	International Business Machines Corp.	3,559,560
5,211	Intuit, Inc.	2,599,872
18,302	Kyndryl Holdings, Inc.*	420,946
6,010	Manhattan Associates, Inc.*	907,570
11,621	Microsoft Corp.	5,000,400
3,612	Nutanix, Inc. Class A*	142,060
13,809	Oracle Corp.	2,272,685
6,598	Palantir Technologies, Inc. Class A*	967,201
62,765	Pegasystems, Inc.	2,742,203
4,537	PTC, Inc.*	708,362
5,225	Qualys, Inc.*	689,178
989	Roper Technologies, Inc.	367,146
15,280	Rubrik, Inc. Class A*	854,916
1,868	Salesforce, Inc.	396,558
4,896	ServiceNow, Inc.*	572,881
2,323	Snowflake, Inc.*	447,642
769	Synopsys, Inc.*	357,673
15,416	Trimble, Inc.*	1,042,122
16,191	VeriSign, Inc.	3,954,328
5,477	Zoom Communications, Inc.*	504,432
3,522	Zscaler, Inc.*	704,435
		61,290,622
	Technology Hardware & Equipment - 14.0%
35,504	Amphenol Corp. Class A	5,115,416
14,401	Apple, Inc.	3,736,771
13,042	Arista Networks, Inc.*	1,848,573
35,732	Avnet, Inc.	2,229,319
9,882	Belden, Inc.	1,161,234
4,390	CDW Corp.	554,852
10,201	Ciena Corp.*	2,568,714
62,285	Cisco Systems, Inc.	4,878,161
47,405	Corning, Inc.	4,894,566
28,097	Dell Technologies, Inc. Class C	3,215,421
6,520	F5, Inc.*	1,796,977
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Technology Hardware & Equipment - 14.0% - (continued)
16,340	Flex Ltd.*		$1,030,074
90,036	Hewlett Packard Enterprise Co.		1,937,575
78,451	HP, Inc.		1,525,087
2,520	Itron, Inc.*		249,682
8,017	Jabil, Inc.		1,901,552
3,850	Keysight Technologies, Inc.*		832,871
6,985	Motorola Solutions, Inc.		2,811,742
17,723	NetApp, Inc.		1,707,611
16,527	Sanmina Corp.*		2,341,545
27,537	Seagate Technology Holdings PLC		11,226,560
6,619	TD SYNNEX Corp.		1,050,237
17,419	TE Connectivity PLC		3,880,605
43,439	Vontier Corp.		1,628,963
35,867	Western Digital Corp.		8,974,999
			73,099,107
	Telecommunication Services - 2.0%
118,287	AT&T, Inc.		3,100,302
37,159	Comcast Corp. Class A		1,105,480
10,880	T-Mobile U.S., Inc.		2,145,645
96,373	Verizon Communications, Inc.		4,290,526
			10,641,953
	Transportation - 1.1%
22,938	CH Robinson Worldwide, Inc.		4,471,763
380	FedEx Corp.		122,455
6,303	Ryder System, Inc.		1,205,638
			5,799,856
	Utilities - 4.1%
8,449	Ameren Corp.		872,613
12,791	American Electric Power Co., Inc.		1,532,042
1,499	CenterPoint Energy, Inc.		59,495
13,128	Consolidated Edison, Inc.		1,399,839
3,691	Dominion Energy, Inc.		222,087
9,259	DTE Energy Co.		1,244,224
10,604	Duke Energy Corp.		1,286,795
8,843	Entergy Corp.		847,955
3,712	Evergy, Inc.		284,822
43,581	Exelon Corp.		1,951,557
11,514	National Fuel Gas Co.		964,298
18,194	NRG Energy, Inc.		2,776,950
24,138	PPL Corp.		875,003
6,823	Public Service Enterprise Group, Inc.		561,942
1,123	Sempra		97,712
15,021	Southern Co.		1,341,526
6,902	TXNM Energy, Inc.		406,666
36,945	UGI Corp.		1,481,864
5,784	Vistra Corp.		915,896
9,149	WEC Energy Group, Inc.		1,012,520
16,164	Xcel Energy, Inc.		1,229,434
			21,365,240
	Total Common Stocks (cost $424,737,705)		$519,135,891
SHORT-TERM INVESTMENTS - 0.5%
	Securities Lending Collateral - 0.5%
2,812,820	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		$2,812,820
	Total Short-Term Investments (cost $2,812,820)		$2,812,820
	Total Investments (cost $427,550,525)	100.2%	$521,948,711
	Other Assets and Liabilities	(0.2)%	(1,143,013)
	Net Assets	100.0%	$520,805,698
The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	4	03/20/2026	$1,393,150	$7,277
Total futures contracts				$7,277
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$519,135,891	$519,135,891	$—	$—
Short-Term Investments	2,812,820	2,812,820	—	—
Futures Contracts(2)	7,277	7,277	—	—
Total	$521,955,988	$521,955,988	$—	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

22

Hartford US Quality Growth ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 2.6%
2,958	Tesla, Inc.*	$1,273,153
	Banks - 1.9%
3,061	JP Morgan Chase & Co.	936,329
	Capital Goods - 4.7%
472	3M Co.	72,291
849	A.O. Smith Corp.	62,393
65	Acuity, Inc.	20,101
69	Applied Industrial Technologies, Inc.	17,968
591	Builders FirstSource, Inc.*	67,610
307	Caterpillar, Inc.	201,809
173	Cummins, Inc.	100,136
515	Donaldson Co., Inc.	52,499
140	Eaton Corp. PLC	49,199
199	EMCOR Group, Inc.	143,425
129	Emerson Electric Co.	18,958
4,374	Fastenal Co.	189,657
950	Ferguson Enterprises, Inc.	239,837
645	Illinois Tool Works, Inc.	168,513
118	Lennox International, Inc.	58,419
26	Lincoln Electric Holdings, Inc.	6,899
1,218	Masco Corp.	80,498
1,046	Otis Worldwide Corp.	89,349
89	Parker-Hannifin Corp.	83,290
69	Rockwell Automation, Inc.	29,094
271	SiteOne Landscape Supply, Inc.*	38,899
333	Toro Co.	30,469
339	Trane Technologies PLC	142,577
77	United Rentals, Inc.	60,219
18	Valmont Industries, Inc.	8,020
276	Vertiv Holdings Co. Class A	51,386
102	Watts Water Technologies, Inc. Class A	30,530
232	WW Grainger, Inc.	250,546
		2,364,591
	Commercial & Professional Services - 0.9%
67	Broadridge Financial Solutions, Inc.	13,206
1,003	Cintas Corp.	191,964
222	Paychex, Inc.	22,895
1,137	Rollins, Inc.	72,018
1,248	UL Solutions, Inc. Class A	87,647
292	Veralto Corp.	28,902
250	Verisk Analytics, Inc.	54,365
		470,997
	Consumer Discretionary Distribution & Retail - 8.7%
1,164	Abercrombie & Fitch Co. Class A*	113,641
9,746	Amazon.com, Inc.*	2,332,218
29	AutoZone, Inc.*	107,424
2,856	Bath & Body Works, Inc.	62,261
687	Best Buy Co., Inc.	44,724
128	Carvana Co.*	51,342
1,365	Chewy, Inc. Class A*	39,735
80	Dick's Sporting Goods, Inc.	16,160
1,139	eBay, Inc.	103,900
1,151	Etsy, Inc.*	60,957
3,408	Gap, Inc.	95,356
435	Home Depot, Inc.	162,947
840	Lowe's Cos., Inc.	224,330
42	Murphy USA, Inc.	17,745
1,588	O'Reilly Automotive, Inc.*	156,275
638	Ross Stores, Inc.	120,359
1,441	TJX Cos., Inc.	215,876
1,766	Tractor Supply Co.	89,854
194	Ulta Beauty, Inc.*	125,588
810	Urban Outfitters, Inc.*	57,389
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Discretionary Distribution & Retail - 8.7% - (continued)
988	Wayfair, Inc. Class A*	$102,248
306	Williams-Sonoma, Inc.	62,623
		4,362,952
	Consumer Durables & Apparel - 1.0%
439	Crocs, Inc.*	36,841
351	Deckers Outdoor Corp.*	41,888
154	Garmin Ltd.	31,053
52	Installed Building Products, Inc.	14,983
381	Lululemon Athletica, Inc.*	66,485
671	Mattel, Inc.*	14,017
2,488	NIKE, Inc. Class B	153,783
190	Ralph Lauren Corp.	67,148
639	Tapestry, Inc.	81,095
		507,293
	Consumer Services - 1.0%
40	Booking Holdings, Inc.	200,074
83	Domino's Pizza, Inc.	34,057
353	DoorDash, Inc. Class A*	72,231
77	Expedia Group, Inc.	20,393
403	Frontdoor, Inc.*	23,821
41	Grand Canyon Education, Inc.*	7,127
494	H&R Block, Inc.	19,488
54	McDonald's Corp.	17,010
703	Yum! Brands, Inc.	109,317
		503,518
	Consumer Staples Distribution & Retail - 3.5%
3,488	Albertsons Cos., Inc. Class A	58,075
127	Costco Wholesale Corp.	119,412
2,525	Kroger Co.	158,696
151	Sprouts Farmers Market, Inc.*	10,707
1,728	Sysco Corp.	144,893
1,311	Target Corp.	138,271
9,554	Walmart, Inc.	1,138,264
		1,768,318
	Energy - 3.6%
1,090	APA Corp.	28,787
496	Baker Hughes Co.	27,796
299	Chevron Corp.	52,893
1,084	ConocoPhillips	112,985
1,876	EOG Resources, Inc.	210,356
8,077	Exxon Mobil Corp.	1,142,088
4,360	Magnolia Oil & Gas Corp. Class A	111,223
354	Occidental Petroleum Corp.	16,068
1,281	SLB Ltd.	61,975
105	Texas Pacific Land Corp.	36,578
		1,800,749
	Equity Real Estate Investment Trusts (REITs) - 0.4%
221	American Tower Corp. REIT	39,621
20	Equinix, Inc. REIT	16,418
538	Iron Mountain, Inc. REIT	49,566
454	Lamar Advertising Co. Class A, REIT	58,253
1,012	VICI Properties, Inc. REIT	28,417
		192,275
	Financial Services - 6.4%
1,828	Berkshire Hathaway, Inc. Class B*	878,409
1,804	Block, Inc.*	109,016
307	Coinbase Global, Inc. Class A*	59,785
283	Jack Henry & Associates, Inc.	50,717
1,580	Mastercard, Inc. Class A	851,288
320	Moody's Corp.	164,979
251	MSCI, Inc.	152,914
98	PayPal Holdings, Inc.	5,164
The accompanying notes are an integral part of these financial statements.

23

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Financial Services - 6.4% - (continued)
1,880	Toast, Inc. Class A*	$58,487
2,657	Visa, Inc. Class A	855,102
		3,185,861
	Food, Beverage & Tobacco - 1.0%
2,028	Altria Group, Inc.	125,716
516	Cal-Maine Foods, Inc.	43,102
64	Hershey Co.	12,464
833	Monster Beverage Corp.*	67,273
1,111	PepsiCo, Inc.	170,683
535	Philip Morris International, Inc.	96,000
		515,238
	Health Care Equipment & Services - 1.7%
382	Abbott Laboratories	41,753
481	Boston Scientific Corp.*	44,988
28	Chemed Corp.	11,960
442	CVS Health Corp.	32,938
489	Dexcom, Inc.*	35,717
356	Edwards Lifesciences Corp.*	28,964
69	Elevance Health, Inc.	23,856
2,069	Hims & Hers Health, Inc.*(1)	56,049
382	Humana, Inc.	74,566
277	IDEXX Laboratories, Inc.*	185,717
546	Lantheus Holdings, Inc.*	36,538
339	Medtronic PLC	34,904
291	ResMed, Inc.	75,168
182	Stryker Corp.	67,260
364	UnitedHealth Group, Inc.	104,443
		854,821
	Household & Personal Products - 0.5%
1,095	Colgate-Palmolive Co.	98,867
619	Kimberly-Clark Corp.	61,894
501	Procter & Gamble Co.	76,037
		236,798
	Materials - 1.6%
95	Avery Dennison Corp.	17,623
677	CRH PLC	82,871
441	Ecolab, Inc.	124,358
690	Louisiana-Pacific Corp.	57,781
20	NewMarket Corp.	13,416
224	Newmont Corp.	25,166
276	Reliance, Inc.	90,942
1,023	RPM International, Inc.	109,420
714	Sherwin-Williams Co.	253,213
		774,790
	Media & Entertainment - 12.7%
10,499	Alphabet, Inc. Class A	3,548,662
756	Electronic Arts, Inc.	154,164
2,682	Match Group, Inc.	83,544
2,499	Meta Platforms, Inc. Class A	1,790,533
7,702	Netflix, Inc.*	643,040
1,755	Pinterest, Inc. Class A*	38,838
276	Take-Two Interactive Software, Inc.*	60,803
		6,319,584
	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
426	AbbVie, Inc.	95,002
462	ADMA Biologics, Inc.*	7,993
3,702	Alkermes PLC*	125,461
244	Alnylam Pharmaceuticals, Inc.*	82,487
3,686	Bristol-Myers Squibb Co.	202,914
834	Corcept Therapeutics, Inc.*	33,251
1,264	Eli Lilly & Co.	1,310,958
3,318	Exelixis, Inc.*	137,232
1,676	Gilead Sciences, Inc.	237,908
718	Incyte Corp.*	71,850
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 6.1% - (continued)
784	Johnson & Johnson	$178,164
2,453	Merck & Co., Inc.	270,492
33	Mettler-Toledo International, Inc.*	45,317
704	Pfizer, Inc.	18,614
86	Regeneron Pharmaceuticals, Inc.	63,765
221	Vertex Pharmaceuticals, Inc.*	103,848
572	Zoetis, Inc.	71,397
		3,056,653
	Real Estate Management & Development - 0.5%
98	CBRE Group, Inc. Class A*	16,692
1,822	CoStar Group, Inc.*	112,053
1,528	Zillow Group, Inc. Class C*	96,310
		225,055
	Semiconductors & Semiconductor Equipment - 15.1%
204	Advanced Micro Devices, Inc.*	48,293
1,650	Applied Materials, Inc.	531,828
4,861	Broadcom, Inc.	1,610,449
1,041	Cirrus Logic, Inc.*	135,684
155	Credo Technology Group Holding Ltd.*	19,419
311	KLA Corp.	444,089
2,685	Lam Research Corp.	626,840
192	Lattice Semiconductor Corp.*	15,460
1,340	Micron Technology, Inc.	555,939
168	Monolithic Power Systems, Inc.	188,857
13,602	NVIDIA Corp.	2,599,750
439	NXP Semiconductors NV	99,276
1,864	QUALCOMM, Inc.	282,564
557	Rambus, Inc.*	63,403
199	Semtech Corp.*	15,870
590	Teradyne, Inc.	142,220
731	Texas Instruments, Inc.	157,567
		7,537,508
	Software & Services - 14.6%
833	Accenture PLC Class A	219,612
770	Adobe, Inc.*	225,802
562	Appfolio, Inc. Class A*	106,713
679	AppLovin Corp. Class A*	321,242
1,145	Atlassian Corp. Class A*	135,316
757	Autodesk, Inc.*	191,423
3,647	Box, Inc. Class A*	92,451
744	Cadence Design Systems, Inc.*	220,492
754	Cloudflare, Inc. Class A*	133,722
2,905	Cognizant Technology Solutions Corp. Class A	238,384
645	Commvault Systems, Inc.*	55,277
459	Crowdstrike Holdings, Inc. Class A*	202,605
1,010	Datadog, Inc. Class A*	130,613
2,022	Docusign, Inc.*	106,236
793	Dolby Laboratories, Inc. Class A(1)	50,903
7,095	Dropbox, Inc. Class A*	180,781
190	Elastic NV*	12,527
68	EPAM Systems, Inc.*	14,185
139	Fair Isaac Corp.*	203,381
2,407	Fortinet, Inc.*	195,593
201	Gartner, Inc.*	42,132
443	Gitlab, Inc. Class A*	15,496
123	HubSpot, Inc.*	34,440
60	InterDigital, Inc.	19,586
463	International Business Machines Corp.	142,002
332	Intuit, Inc.	165,641
2,941	Kyndryl Holdings, Inc.*	67,643
1,332	Life360, Inc.*	76,310
632	Manhattan Associates, Inc.*	95,438
4,442	Microsoft Corp.	1,911,348
1,650	Nutanix, Inc. Class A*	64,895
529	Oracle Corp.	87,063
1,336	Palantir Technologies, Inc. Class A*	195,844
The accompanying notes are an integral part of these financial statements.

24

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 14.6% - (continued)
599	Palo Alto Networks, Inc.*	$106,005
3,374	Pegasystems, Inc.	147,410
1,054	Procore Technologies, Inc.*	59,540
778	Qualys, Inc.*	102,618
967	Rubrik, Inc. Class A*	54,104
624	Salesforce, Inc.	132,469
548	Samsara, Inc. Class A*	15,371
1,339	ServiceNow, Inc.*	156,676
398	Snowflake, Inc.*	76,695
54	Synopsys, Inc.*	25,116
2,727	UiPath, Inc. Class A*	34,333
617	VeriSign, Inc.	150,690
590	Workday, Inc. Class A*	103,622
639	Zoom Communications, Inc.*	58,852
539	Zscaler, Inc.*	107,805
		7,286,402
	Technology Hardware & Equipment - 10.1%
1,292	Amphenol Corp. Class A	186,151
10,022	Apple, Inc.	2,600,509
1,353	Arista Networks, Inc.*	191,774
116	Badger Meter, Inc.	17,003
182	Belden, Inc.	21,387
201	CDW Corp.	25,404
63	Ciena Corp.*	15,864
2,912	Cisco Systems, Inc.	228,068
1,260	Dell Technologies, Inc. Class C	144,194
222	F5, Inc.*	61,185
279	Hewlett Packard Enterprise Co.	6,004
1,026	HP, Inc.	19,946
733	Keysight Technologies, Inc.*	158,570
323	Motorola Solutions, Inc.	130,021
945	NetApp, Inc.	91,051
1,552	Pure Storage, Inc. Class A*	107,926
1,342	Seagate Technology Holdings PLC	547,120
866	Super Micro Computer, Inc.*	25,209
412	TE Connectivity PLC	91,785
1,769	Vontier Corp.	66,338
1,196	Western Digital Corp.	299,275
		5,034,784
	Telecommunication Services - 0.0%
4	T-Mobile U.S., Inc.	789
435	Verizon Communications, Inc.	19,366
		20,155
	Transportation - 0.8%
817	CH Robinson Worldwide, Inc.	159,274
219	FedEx Corp.	70,573
356	Landstar System, Inc.	53,172
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Transportation - 0.8% - (continued)
159	Old Dominion Freight Line, Inc.		$27,539
1,095	Uber Technologies, Inc.*		87,655
			398,213
	Utilities - 0.5%
181	Constellation Energy Corp.		50,803
257	Duke Energy Corp.		31,187
657	NRG Energy, Inc.		100,278
391	Southern Co.		34,920
270	Vistra Corp.		42,755
			259,943
	Total Common Stocks (cost $42,019,288)		$49,885,980
SHORT-TERM INVESTMENTS - 0.0%
	Securities Lending Collateral - 0.0%
15,851	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		$15,851
	Total Short-Term Investments (cost $15,851)		$15,851
	Total Investments (cost $42,035,139)	99.9%	$49,901,831
	Other Assets and Liabilities	0.1%	34,090
	Net Assets	100.0%	$49,935,921
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$49,885,980	$49,885,980	$—	$—
Short-Term Investments	15,851	15,851	—	—
Total	$49,901,831	$49,901,831	$—	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

25

Hartford US Value ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 0.3%
1,301	Autoliv, Inc.	$157,733
	Banks - 10.1%
673	Axos Financial, Inc.*	66,620
9,317	Bank of America Corp.	495,665
9,472	Bank OZK	450,488
9,455	Citigroup, Inc.	1,094,038
1,328	Hancock Whitney Corp.	91,366
2,329	JP Morgan Chase & Co.	712,418
2,293	M&T Bank Corp.	508,060
3,622	Popular, Inc.	483,646
10,052	Regions Financial Corp.	286,482
1,199	U.S. Bancorp	67,276
7,749	Wells Fargo & Co.	701,207
		4,957,266
	Capital Goods - 5.7%
1,343	Caterpillar, Inc.	882,834
664	EMCOR Group, Inc.	478,565
4,955	Fastenal Co.	214,849
1,950	Ferguson Enterprises, Inc.	492,297
1,496	Oshkosh Corp.	215,155
670	Trane Technologies PLC	281,789
191	United Rentals, Inc.	149,373
393	WESCO International, Inc.	113,746
7	WW Grainger, Inc.	7,559
		2,836,167
	Commercial & Professional Services - 0.1%
144	Cintas Corp.	27,560
	Consumer Discretionary Distribution & Retail - 3.0%
509	Amazon.com, Inc.*	121,804
4,412	Bath & Body Works, Inc.	96,182
2,440	Best Buy Co., Inc.	158,844
1,337	eBay, Inc.	121,961
20,601	Gap, Inc.	576,416
341	Lowe's Cos., Inc.	91,067
153	Ulta Beauty, Inc.*	99,046
3,175	Urban Outfitters, Inc.*	224,949
		1,490,269
	Consumer Services - 0.3%
34	Booking Holdings, Inc.	170,063
	Consumer Staples Distribution & Retail - 1.3%
12,127	Albertsons Cos., Inc. Class A(1)	201,914
6,669	Kroger Co.	419,147
		621,061
	Energy - 9.9%
23,924	APA Corp.	631,833
283	Baker Hughes Co.	15,859
3,218	Chevron Corp.	569,264
2,667	Chord Energy Corp.	267,340
6,224	ConocoPhillips	648,728
5,466	Devon Energy Corp.	219,788
7,315	EOG Resources, Inc.	820,231
6,171	Exxon Mobil Corp.	872,579
17,497	Magnolia Oil & Gas Corp. Class A	446,349
22,648	Permian Resources Corp.	365,312
		4,857,283
	Equity Real Estate Investment Trusts (REITs) - 2.7%
589	American Healthcare, Inc. REIT	27,630
1,615	American Tower Corp. REIT	289,537
5,595	Host Hotels & Resorts, Inc. REIT	103,675
866	Kilroy Realty Corp. REIT	29,860
2,665	Lamar Advertising Co. Class A, REIT	341,946
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.7% - (continued)
16,275	VICI Properties, Inc. REIT	$457,002
407	Welltower, Inc. REIT	76,663
		1,326,313
	Financial Services - 19.2%
7,183	Bank of New York Mellon Corp.	861,385
928	Berkshire Hathaway, Inc. Class B*	445,932
10,094	Block, Inc.*	609,981
2,550	Capital One Financial Corp.	558,272
638	Charles Schwab Corp.	66,301
876	Coinbase Global, Inc. Class A*	170,592
464	Goldman Sachs Group, Inc.	434,030
7,692	Interactive Brokers Group, Inc. Class A	575,977
4,075	Invesco Ltd.	111,207
32	Jack Henry & Associates, Inc.	5,735
4,822	Janus Henderson Group PLC	232,083
1,192	Mastercard, Inc. Class A	642,238
5,276	MGIC Investment Corp.	142,030
804	Moody's Corp.	414,510
2,118	Morgan Stanley	387,170
4,898	Northern Trust Corp.	731,908
776	Raymond James Financial, Inc.	128,707
2,981	SEI Investments Co.	261,881
7,942	State Street Corp.	1,039,290
10,787	Synchrony Financial	783,460
1,996	T. Rowe Price Group, Inc.	210,937
6,834	Toast, Inc. Class A*	212,606
1,427	Visa, Inc. Class A	459,251
		9,485,483
	Food, Beverage & Tobacco - 1.8%
6,253	Altria Group, Inc.	387,623
5,902	Cal-Maine Foods, Inc.	492,994
		880,617
	Health Care Equipment & Services - 4.8%
261	Abbott Laboratories	28,527
12,482	CVS Health Corp.	930,159
941	Elevance Health, Inc.	325,341
453	Hims & Hers Health, Inc.*(1)	12,272
1,239	Humana, Inc.	241,853
2,947	UnitedHealth Group, Inc.	845,583
		2,383,735
	Insurance - 3.6%
30	Allstate Corp.	5,970
1,598	American International Group, Inc.	119,658
2,455	Axis Capital Holdings Ltd.	253,307
348	Chubb Ltd.	107,727
15,898	Lincoln National Corp.	661,516
1,283	Prudential Financial, Inc.	142,554
587	Travelers Cos., Inc.	167,007
4,040	Unum Group	306,919
		1,764,658
	Materials - 3.9%
3,736	CF Industries Holdings, Inc.	348,307
893	Mosaic Co.	24,558
594	NewMarket Corp.	398,449
7,781	Newmont Corp.	874,195
421	Reliance, Inc.	138,720
389	Sherwin-Williams Co.	137,955
		1,922,184
	Media & Entertainment - 4.2%
3,356	Alphabet, Inc. Class A	1,134,328
1,062	Meta Platforms, Inc. Class A	760,923
851	Nexstar Media Group, Inc.	180,735
333	Versant Media Group, Inc.*	10,849
		2,086,835
The accompanying notes are an integral part of these financial statements.

26

Hartford US Value ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
15,661	Bristol-Myers Squibb Co.	$862,138
7,499	Gilead Sciences, Inc.	1,064,483
2,341	Johnson & Johnson	531,992
7,700	Merck & Co., Inc.	849,079
3,748	Pfizer, Inc.	99,097
		3,406,789
	Real Estate Management & Development - 1.1%
507	CBRE Group, Inc. Class A*	86,357
3,176	CoStar Group, Inc.*	195,324
4,352	Zillow Group, Inc. Class C*	274,307
		555,988
	Semiconductors & Semiconductor Equipment - 5.4%
99	Applied Materials, Inc.	31,910
107	Broadcom, Inc.	35,449
111	KLA Corp.	158,501
2,665	Lam Research Corp.	622,171
1,965	Micron Technology, Inc.	815,239
4,021	NVIDIA Corp.	768,534
1,452	QUALCOMM, Inc.	220,109
		2,651,913
	Software & Services - 0.8%
316	AppLovin Corp. Class A*	149,503
541	Microsoft Corp.	232,787
		382,290
	Technology Hardware & Equipment - 3.5%
443	Amphenol Corp. Class A	63,827
1,437	Cisco Systems, Inc.	112,546
3,288	Dell Technologies, Inc. Class C	376,279
2,867	Hewlett Packard Enterprise Co.	61,698
7,066	HP, Inc.	137,363
2,310	Seagate Technology Holdings PLC	941,764
119	Western Digital Corp.	29,777
		1,723,254
	Telecommunication Services - 3.0%
18,241	AT&T, Inc.	478,097
8,571	Comcast Corp. Class A	254,987
16,291	Verizon Communications, Inc.	725,275
		1,458,359
	Transportation - 1.6%
1,601	CH Robinson Worldwide, Inc.	312,115
2,037	Ryder System, Inc.	389,637
913	Uber Technologies, Inc.*	73,086
		774,838
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Utilities - 6.7%
1,586	Constellation Energy Corp.		$445,158
2,703	Duke Energy Corp.		328,009
2,874	Exelon Corp.		128,698
6,273	NRG Energy, Inc.		957,448
2,943	Southern Co.		262,839
18,814	UGI Corp.		754,630
2,778	Vistra Corp.		439,896
			3,316,678
	Total Common Stocks (cost $42,800,557)		$49,237,336
SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
207,297	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		$207,297
	Total Short-Term Investments (cost $207,297)		$207,297
	Total Investments (cost $43,007,854)	100.3%	$49,444,633
	Other Assets and Liabilities	(0.3)%	(161,608)
	Net Assets	100.0%	$49,283,025
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$49,237,336	$49,237,336	$—	$—
Short-Term Investments	207,297	207,297	—	—
Total	$49,444,633	$49,444,633	$—	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

27

Hartford Systematic ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

28

Hartford Systematic ETFs
 Statements of Assets and Liabilities
January 31, 2026 (Unaudited)

	Hartford Disciplined US Equity ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Small Cap ETF	Hartford Multifactor US Equity ETF	Hartford US Quality Growth ETF	Hartford US Value ETF
Assets:
Investments in securities, at market value(1)	$161,267,071	$1,368,532,410	$69,831,890	$37,395,252	$521,948,711	$49,901,831	$49,444,633
Cash	256,434	3,395,234	75,967	109,419	1,218,580	44,443	15,057
Cash collateral due from broker on futures contracts	30,000	300,000	12,000	16,000	124,000	—	—
Foreign currency	—	625,087	55,614	996	—	—	—
Receivables:
Investment securities sold	—	3,687,609	—	—	—	—	193,874
Fund shares sold	1,660,092	—	—	—	—	—	—
Dividends and interest	131,402	1,238,778	106,825	14,338	416,472	19,923	78,339
Securities lending income	95	32,498	4,458	207	154	34	15
Tax reclaims	—	4,380,916	—	1,209	—	—	—
Total assets	163,345,094	1,382,192,532	70,086,754	37,537,421	523,707,917	49,966,231	49,731,918
Liabilities:
Obligation to return securities lending collateral	625,586	20,046,453	870,184	760,554	2,812,820	15,851	207,297
Payables:
Investment securities purchased	1,663,614	—	—	—	—	—	229,603
Investment advisory fees	25,412	327,339	24,359	10,571	84,016	14,459	11,993
Variation margin on futures contracts	1,499	88,340	5,307	1,934	5,383	—	—
Foreign taxes	—	—	254,828	—	—	—	—
Total liabilities	2,316,111	20,462,132	1,154,678	773,059	2,902,219	30,310	448,893
Net assets	$161,028,983	$1,361,730,400	$68,932,076	$36,764,362	$520,805,698	$49,935,921	$49,283,025
Summary of Net Assets:
Paid-in-capital	$128,236,950	$1,349,648,801	$73,687,684	$40,544,943	$464,359,960	$44,309,399	$44,989,601
Distributable earnings (loss)	32,792,033	12,081,599	(4,755,608)	(3,780,581)	56,445,738	5,626,522	4,293,424
Net assets	161,028,983	1,361,730,400	68,932,076	36,764,362	520,805,698	49,935,921	49,283,025
Net asset value per share	66.40	38.63	31.33	49.02	59.86	60.53	56.32
Shares issued and outstanding	2,425,000	35,250,000	2,200,000	750,000	8,700,000	825,000	875,000
Cost of investments	$125,200,133	$1,041,801,666	$54,504,328	$32,062,895	$427,550,525	$42,035,139	$43,007,854
Cost of foreign currency	$—	$619,368	$55,096	$830	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$612,856	$76,479,651	$1,487,967	$791,669	$2,754,909	$71,583	$213,374
The accompanying notes are an integral part of these financial statements.

29

Hartford Systematic ETFs
 Statements of Operations
For the Six-Month Period Ended January 31, 2026 (Unaudited)

	Hartford Disciplined US Equity ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Small Cap ETF
Investment Income:
Dividends	$1,309,056	$17,718,876	$719,244	$451,465
Interest	8,263	63,241	1,176	1,822
Securities lending — net	525	169,297	17,896	1,738
Less: Foreign tax withheld	—	(1,466,160)	(83,388)	(411)
Total investment income, net	1,317,844	16,485,254	654,928	454,614
Expenses:
Investment advisory fees	143,813	1,851,077	113,775	58,228
Total expenses	143,813	1,851,077	113,775	58,228
Net Investment Income (Loss)	1,174,031	14,634,177	541,153	396,386
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	4,330,092 (1)	80,749,842 (1)	704,771	2,894,877 (1)
Less: Foreign taxes paid on realized capital gains	—	—	(9,265)	—
Futures contracts	49,073	439,584	49,246	18,643
Other foreign currency transactions	—	(83,531)	(15,301)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	4,379,165	81,105,895	729,451	2,913,520
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	8,415,156	91,077,901	8,913,208	2,697,945
Futures contracts	(9,474)	434,993	13,528	(2,529)
Translation of other assets and liabilities in foreign currencies	—	234,041	2,807	97
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	8,405,682	91,746,935	8,929,543	2,695,513
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	12,784,847	172,852,830	9,658,994	5,609,033
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,958,878	$187,487,007	$10,200,147	$6,005,419
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$(178,978)	$—

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

30

Hartford Systematic ETFs
 Statements of Operations – (continued)
For the Six-Month Period Ended January 31, 2026 (Unaudited)

	Hartford Multifactor US Equity ETF	Hartford US Quality Growth ETF	Hartford US Value ETF
Investment Income:
Dividends	$4,355,473	$204,042	$571,979
Interest	13,541	797	662
Securities lending — net	19,415	416	339
Less: Foreign tax withheld	(2,012)	(134)	(545)
Total investment income, net	4,386,417	205,121	572,435
Expenses:
Investment advisory fees	486,142	83,509	68,392
Total expenses	486,142	83,509	68,392
Net Investment Income (Loss)	3,900,275	121,612	504,043
Net Realized Gain (Loss) on Investments and Other Financial Instruments on:
Investments	34,037,273 (1)	(338,241)(1)	(237,282)(1)
Futures contracts	87,136	—	—
Net Realized Gain (Loss) on Investments and Other Financial Instruments	34,124,409	(338,241)	(237,282)
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments of:
Investments	19,167,949	4,709,460	5,425,953
Futures contracts	(44,002)	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments	19,123,947	4,709,460	5,425,953
Net Gain (Loss) on Investments and Other Financial Instruments	53,248,356	4,371,219	5,188,671
Net Increase (Decrease) in Net Assets Resulting from Operations	$57,148,631	$4,492,831	$5,692,714

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

31

Hartford Systematic ETFs
 Statements of Changes in Net Assets

	Hartford Disciplined US Equity ETF			Hartford Multifactor Developed Markets (ex-US) ETF
	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024
Operations:
Net investment income (loss)	$1,174,031	$1,766,654	$2,037,403	$14,634,177	$27,836,418	$39,574,177
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	4,379,165	4,061,575	8,500,784	81,105,895	40,329,454	103,262,517
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	8,405,682	7,657,449	20,745,522	91,746,935	80,416,359	124,492,842
Net Increase (Decrease) in Net Assets Resulting from Operations	13,958,878	13,485,678	31,283,709	187,487,007	148,582,231	267,329,536
Distributions to Shareholders	(1,280,486)	(1,797,874)	(1,830,089)	(18,150,014)	(42,881,372)	(53,499,216)
Capital Share Transactions:
Sold	27,017,036	44,125,756	48,295,083	42,406,424	11,893,295	—
Redeemed	(17,383,558)	(39,388,368)	(45,338,918)	(8,947,161)	(99,074,253)	(561,715,572)
Other Capital	—	—	—	2,073	555	2,672
Net increase (decrease) from capital share transactions	9,633,478	4,737,388	2,956,165	33,461,336	(87,180,403)	(561,712,900)
Net Increase (Decrease) in Net Assets	22,311,870	16,425,192	32,409,785	202,798,329	18,520,456	(347,882,580)
Net Assets:
Beginning of period	138,717,113	122,291,921	89,882,136	1,158,932,071	1,140,411,615	1,488,294,195
End of period	$161,028,983	$138,717,113	$122,291,921	$1,361,730,400	$1,158,932,071	$1,140,411,615

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

32

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Emerging Markets ETF			Hartford Multifactor Small Cap ETF
	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024
Operations:
Net investment income (loss)	$541,153	$1,019,140	$847,893	$396,386	$632,912	$674,820
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	729,451	(51,908)	(99,535)	2,913,520	(335,885)	2,435,420
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	8,929,543	1,642,320	4,449,428	2,695,513	(979,636)	4,152,906
Net Increase (Decrease) in Net Assets Resulting from Operations	10,200,147	2,609,552	5,197,786	6,005,419	(682,609)	7,263,146
Distributions to Shareholders	(1,075,001)	(1,516,014)	(959,414)	(437,212)	(580,345)	(672,927)
Capital Share Transactions:
Sold	20,406,292	8,670,631	9,684,636	7,841,804	8,126,424	4,072,538
Redeemed	—	(2,300,838)	(1,129,750)	(12,216,890)	(3,004,532)	(13,222,218)
Other Capital	29,210	16,394	18,626	—	—	—
Net increase (decrease) from capital share transactions	20,435,502	6,386,187	8,573,512	(4,375,086)	5,121,892	(9,149,680)
Net Increase (Decrease) in Net Assets	29,560,648	7,479,725	12,811,884	1,193,121	3,858,938	(2,559,461)
Net Assets:
Beginning of period	39,371,428	31,891,703	19,079,819	35,571,241	31,712,303	34,271,764
End of period	$68,932,076	$39,371,428	$31,891,703	$36,764,362	$35,571,241	$31,712,303

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

33

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor US Equity ETF			Hartford US Quality Growth ETF
	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Period Ended July 31, 2025(1)	For the Period Ended September 30, 2024 (2)
Operations:
Net investment income (loss)	$3,900,275	$6,292,695	$7,177,183	$121,612	$197,720	$34,427
Net realized gain (loss) on investments and other financial instruments	34,124,409	23,430,293	40,121,909	(338,241)	122,497	235,518
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	19,123,947	(5,879,611)	63,326,562	4,709,460	2,052,024	1,105,208
Net Increase (Decrease) in Net Assets Resulting from Operations	57,148,631	23,843,377	110,625,654	4,492,831	2,372,241	1,375,153
Distributions to Shareholders	(4,339,640)	(5,896,378)	(7,008,886)	(145,668)	(174,508)	(25,230)
Capital Share Transactions:
Sold	125,200,458	103,664,147	114,529,354	2,888,387	47,337,201	7,356,113
Redeemed	(130,303,426)	(111,201,335)	(150,117,945)	(2,890,291)	(10,268,792)	(2,381,516)
Net increase (decrease) from capital share transactions	(5,102,968)	(7,537,188)	(35,588,591)	(1,904)	37,068,409	4,974,597
Net Increase (Decrease) in Net Assets	47,706,023	10,409,811	68,028,177	4,345,259	39,266,142	6,324,520
Net Assets:
Beginning of period	473,099,675	462,689,864	394,661,687	45,590,662	6,324,520	—
End of period	$520,805,698	$473,099,675	$462,689,864	$49,935,921	$45,590,662	$6,324,520

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on December 5, 2023.
The accompanying notes are an integral part of these financial statements.

34

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford US Value ETF
	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Period Ended July 31, 2025(1)	For the Period Ended September 30, 2024 (2)
Operations:
Net investment income (loss)	$504,043	$834,480	$115,193
Net realized gain (loss) on investments	(237,282)	(885,851)	384,005
Net changes in unrealized appreciation (depreciation) of investments	5,425,953	231,852	778,974
Net Increase (Decrease) in Net Assets Resulting from Operations	5,692,714	180,481	1,278,172
Distributions to Shareholders	(564,427)	(717,306)	(87,792)
Capital Share Transactions:
Sold	3,952,050	47,097,182	7,278,721
Redeemed	(3,964,096)	(8,541,256)	(2,321,418)
Net increase (decrease) from capital share transactions	(12,046)	38,555,926	4,957,303
Net Increase (Decrease) in Net Assets	5,116,241	38,019,101	6,147,683
Net Assets:
Beginning of period	44,166,784	6,147,683	—
End of period	$49,283,025	$44,166,784	$6,147,683

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on December 5, 2023.
The accompanying notes are an integral part of these financial statements.

35

Hartford Systematic ETFs
Financial Highlights

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Disciplined US Equity ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$60.97	$0.50	$5.48	$5.98	$—	$(0.55)	$(0.55)	$66.40	9.82%(5)	$161,029	0.19%(6)	0.19%(6)	1.55%(6)	28%
For the Period Ended July 31, 2025 (7)
$55.59	$0.76	$5.39	$6.15	$—	$(0.77)	$(0.77)	$60.97	11.16%(5)	$138,717	0.19%(6)	0.19%(6)	1.60%(6)	33%
For the Year Ended September 30, 2024
$42.30	$0.91	$13.20	$14.11	$—	$(0.82)	$(0.82)	$55.59	33.57%	$122,292	0.19%	0.19%	1.86%	51%
For the Period Ended September 30, 2023 (8)
$40.00	$0.74	$2.02 (9)	$2.76	$—	$(0.46)	$(0.46)	$42.30	6.97%(5)	$89,882	0.19%(6)	0.19%(6)	1.99%(6)	90%(10)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$33.79	$0.42	$4.93	$5.35	$0.00 (11)	$(0.51)	$(0.51)	$38.63	15.91%(5)	$1,361,730	0.29%(6)	0.29%(6)	2.29%(6)	27%
For the Period Ended July 31, 2025 (7)
$30.62	$0.78	$3.60	$4.38	$0.00 (11)	$(1.21)	$(1.21)	$33.79	14.74%(5)	$1,158,932	0.29%(6)	0.29%(6)	3.01%(6)	25%
For the Year Ended September 30, 2024
$25.77	$0.86	$5.12	$5.98	$0.00 (11)	$(1.13)	$(1.13)	$30.62	23.77%	$1,140,412	0.29%	0.29%	3.12%	61%
For the Year Ended September 30, 2023
$21.86	$1.02	$3.79	$4.81	$0.00 (11)	$(0.90)	$(0.90)	$25.77	22.09%	$1,488,294	0.29%	0.29%	3.97%	38%
For the Year Ended September 30, 2022
$30.26	$1.07	$(8.03)	$(6.96)	$—	$(1.44)	$(1.44)	$21.86	(23.89)%	$1,246,262	0.29%	0.29%	3.82%	33%
For the Year Ended September 30, 2021
$25.89	$0.99	$4.37	$5.36	$—	$(0.99)	$(0.99)	$30.26	20.81%	$1,945,925	0.29%	0.29%	3.37%	44%
For the Year Ended September 30, 2020
$27.76	$0.68	$(1.79)	$(1.11)	$—	$(0.76)	$(0.76)	$25.89	(4.04)%	$2,001,148	0.29%	0.29%	2.60%	57%
Hartford Multifactor Emerging Markets ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$26.25	$0.30	$5.27	$5.57	$0.02	$(0.51)	$(0.51)	$31.33	21.48%(5)	$68,932	0.44%(6)	0.44%(6)	2.09%(6)	22%
For the Period Ended July 31, 2025 (7)
$25.51	$0.80	$1.08	$1.88	$0.01	$(1.15)	$(1.15)	$26.25	7.88%(5)	$39,371	0.44%(6)	0.44%(6)	3.92%(6)	32%
For the Year Ended September 30, 2024
$21.20	$0.87	$4.49	$5.36	$0.02	$(1.07)	$(1.07)	$25.51	26.15%	$31,892	0.44%	0.44%	3.76%	54%
For the Year Ended September 30, 2023
$18.25	$0.72	$3.24	$3.96	$0.04	$(1.05)	$(1.05)	$21.20	22.32%	$19,080	0.44%	0.44%	3.52%	71%
For the Year Ended September 30, 2022
$24.65	$1.02	$(6.43)	$(5.41)	$0.03	$(1.02)	$(1.02)	$18.25	(22.60)%	$25,555	0.44%	0.44%	4.55%	70%
For the Year Ended September 30, 2021
$19.58	$0.69	$5.10	$5.79	$0.01	$(0.73)	$(0.73)	$24.65	29.81%	$41,913	0.44%	0.44%	2.89%	96%
For the Year Ended September 30, 2020
$22.20	$0.58	$(2.37)	$(1.79)	$0.01	$(0.84)	$(0.84)	$19.58	(8.34)%	$43,086	0.44%	0.44%	2.80%	77%
Hartford Multifactor Small Cap ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$41.85	$0.54	$7.23	$7.77	$—	$(0.60)	$(0.60)	$49.02	18.63%(5)	$36,764	0.34%(6)	0.34%(6)	2.31%(6)	19%
The accompanying notes are an integral part of these financial statements.

36

Hartford Systematic ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Multifactor Small Cap ETF – (continued)
For the Period Ended July 31, 2025 (7)
$43.74	$0.81	$(1.96)	$(1.15)	$—	$(0.74)	$(0.74)	$41.85	(2.63)%(5)	$35,571	0.34%(6)	0.34%(6)	2.30%(6)	25%
For the Year Ended September 30, 2024
$36.08	$0.84	$7.65	$8.49	$—	$(0.83)	$(0.83)	$43.74	23.70%	$31,712	0.34%	0.34%	2.10%	41%
For the Year Ended September 30, 2023
$32.30	$0.87	$3.73	$4.60	$—	$(0.82)	$(0.82)	$36.08	14.30%	$34,272	0.34%	0.34%	2.39%	47%
For the Year Ended September 30, 2022
$38.11	$0.82	$(5.81)	$(4.99)	$—	$(0.82)	$(0.82)	$32.30	(13.38)%	$27,454	0.34%	0.34%	2.17%	52%
For the Year Ended September 30, 2021
$25.74	$0.54	$12.37	$12.91	$—	$(0.54)	$(0.54)	$38.11	50.39%	$24,772	0.34%	0.34%	1.48%	73%
For the Year Ended September 30, 2020
$28.55	$0.41	$(2.34)	$(1.93)	$0.00 (11)	$(0.88)	$(0.88)	$25.74	(7.05)%	$7,723	0.35%	0.35%	1.52%	158%
Hartford Multifactor US Equity ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$53.91	$0.44	$6.01	$6.45	$—	$(0.50)	$(0.50)	$59.86	12.00%(5)	$520,806	0.19%(6)	0.19%(6)	1.52%(6)	25%
For the Period Ended July 31, 2025 (7)
$51.84	$0.72	$2.03	$2.75	$—	$(0.68)	$(0.68)	$53.91	5.36%(5)	$473,100	0.19%(6)	0.19%(6)	1.67%(6)	26%
For the Year Ended September 30, 2024
$40.17	$0.81	$11.65	$12.46	$—	$(0.79)	$(0.79)	$51.84	31.23%	$462,690	0.19%	0.19%	1.76%	51%
For the Year Ended September 30, 2023
$35.32	$0.82	$4.84	$5.66	$—	$(0.81)	$(0.81)	$40.17	16.10%	$394,662	0.19%	0.19%	2.06%	58%
For the Year Ended September 30, 2022
$39.89	$0.73	$(4.60)	$(3.87)	$—	$(0.70)	$(0.70)	$35.32	(9.89)%	$333,741	0.19%	0.19%	1.81%	47%
For the Year Ended September 30, 2021
$31.76	$0.57	$8.22	$8.79	$—	$(0.66)	$(0.66)	$39.89	27.83%	$385,960	0.19%	0.19%	1.50%	76%
For the Year Ended September 30, 2020
$32.20	$0.70	$(0.45)	$0.25	$—	$(0.69)	$(0.69)	$31.76	0.92%	$245,361	0.19%	0.19%	2.25%	71%
Hartford US Quality Growth ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$55.26	$0.15	$5.30	$5.45	$—	$(0.18)	$(0.18)	$60.53	9.86%(5)	$49,936	0.34%(6)	0.34%(6)	0.50%(6)	19%
For the Period Ended July 31, 2025 (7)
$50.60	$0.25	$4.61	$4.86	$—	$(0.20)	$(0.20)	$55.26	9.62%(5)	$45,591	0.34%(6)	0.34%(6)	0.58%(6)	34%
For the Period Ended September 30, 2024 (12)
$39.95	$0.27	$10.58	$10.85	$—	$(0.20)	$(0.20)	$50.60	27.19%(5)	$6,325	0.34%(6)	0.34%(6)	0.73%(6)	34%(13)
Hartford US Value ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$50.48	$0.58	$5.91	$6.49	$—	$(0.65)	$(0.65)	$56.32	12.91%(5)	$49,283	0.29%(6)	0.29%(6)	2.14%(6)	36%
For the Period Ended July 31, 2025 (7)
$49.18	$0.98	$1.07 (9)	$2.05	$—	$(0.75)	$(0.75)	$50.48	4.24%(5)	$44,167	0.29%(6)	0.29%(6)	2.41%(6)	42%
For the Period Ended September 30, 2024 (12)
$39.67	$0.92	$9.29	$10.21	$—	$(0.70)	$(0.70)	$49.18	25.83%(5)	$6,148	0.29%(6)	0.29%(6)	2.47%(6)	64%(13)

The accompanying notes are an integral part of these financial statements.

37

Hartford Systematic ETFs
Financial Highlights – (continued)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.
(5)	Not annualized.
(6)	Annualized.
(7)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(8)	Commenced operations on November 16, 2022.
(9)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(10)	Reflects the Fund's portfolio turnover for the period November 16, 2022 through September 30, 2023.
(11)	Per share amount is less than $0.005.
(12)	Commenced operations on December 5, 2023.
(13)	Reflects the Fund's portfolio turnover for the period December 5, 2023 through September 30, 2024.
The accompanying notes are an integral part of these financial statements.

38

Hartford Systematic ETFs
 Notes to Financial Statements
 January 31, 2026 (Unaudited)

1.
Organization:
Lattice Strategies Trust (the "Trust") is an open-end registered management investment company comprised of seven operational series as of January 31, 2026. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Lattice Strategies Trust:
Hartford Disciplined US Equity ETF (the "Disciplined US Equity ETF")
Hartford Multifactor Developed Markets (ex-US) ETF (the "Multifactor Developed Markets (ex-US) ETF")
Hartford Multifactor Emerging Markets ETF (the "Multifactor Emerging Markets ETF")
Hartford Multifactor Small Cap ETF (the "Multifactor Small Cap ETF")
Hartford Multifactor US Equity ETF (the "Multifactor US Equity ETF")
Hartford US Quality Growth ETF (the "US Quality Growth ETF")
Hartford US Value ETF (the "US Value ETF")
US Quality Growth ETF and US Value ETF commenced operations on December 5, 2023. Disciplined US Equity ETF commenced operations on November 16, 2022. Multifactor Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.
Each Fund is an exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of US Value ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Shares of US Quality Growth ETF are listed and traded on The NASDAQ Stock Market LLC (“NASDAQ Stock Market”). Each share of a Fund represents a partial ownership in the Fund's assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
Effective as of May 1, 2025, the Funds' fiscal year end changed from September 30 to July 31. Information shown for the period ended July 31, 2025 covers the period from October 1, 2024 through July 31, 2025.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices

39

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments

40

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Non-cash dividends, received in the form of securities, are recorded as income at fair value.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF and Multifactor Emerging Markets ETF is to pay dividends from net investment income, if any, semi-annually. The policy of Disciplined US Equity ETF, Multifactor Small Cap ETF, Multifactor US Equity ETF, US Quality Growth ETF and US Value ETF is to pay dividends from net investment income, if any, quarterly. Amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

41

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

g)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended January 31, 2026, each of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF had used Futures Contracts.
b)
Additional Derivative Instrument Information:
Disciplined US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$4,079	$—	$4,079
Total	$—	$—	$—	$4,079	$—	$4,079

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

42

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Disciplined US Equity ETF – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$49,073	$—	$49,073
Total	$—	$—	$—	$49,073	$—	$49,073
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(9,474)	$—	$(9,474)
Total	$—	$—	$—	$(9,474)	$—	$(9,474)
For the period ended January 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	14
Multifactor Developed Markets (ex-US) ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$348,484	$—	$348,484
Total	$—	$—	$—	$348,484	$—	$348,484

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$439,584	$—	$439,584
Total	$—	$—	$—	$439,584	$—	$439,584
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$434,993	$—	$434,993
Total	$—	$—	$—	$434,993	$—	$434,993
For the period ended January 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	47

43

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Multifactor Emerging Markets ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$18,830	$—	$18,830
Total	$—	$—	$—	$18,830	$—	$18,830

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$49,246	$—	$49,246
Total	$—	$—	$—	$49,246	$—	$49,246
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$13,528	$—	$13,528
Total	$—	$—	$—	$13,528	$—	$13,528
For the period ended January 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	4
Multifactor Small Cap ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$2,549	$—	$2,549
Total	$—	$—	$—	$2,549	$—	$2,549

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

44

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Multifactor Small Cap ETF – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$18,643	$—	$18,643
Total	$—	$—	$—	$18,643	$—	$18,643
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(2,529)	$—	$(2,529)
Total	$—	$—	$—	$(2,529)	$—	$(2,529)
For the period ended January 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Multifactor US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$7,277	$—	$7,277
Total	$—	$—	$—	$7,277	$—	$7,277

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$87,136	$—	$87,136
Total	$—	$—	$—	$87,136	$—	$87,136
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(44,002)	$—	$(44,002)
Total	$—	$—	$—	$(44,002)	$—	$(44,002)
For the period ended January 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master

45

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of January 31, 2026:
Disciplined US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$4,079	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,079	—
Derivatives not subject to a MNA	(4,079)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Developed Markets (ex-US) ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$348,484	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	348,484	—
Derivatives not subject to a MNA	(348,484)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Emerging Markets ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$18,830	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	18,830	—
Derivatives not subject to a MNA	(18,830)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Small Cap ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$2,549	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,549	—
Derivatives not subject to a MNA	(2,549)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$7,277	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	7,277	—
Derivatives not subject to a MNA	(7,277)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor

46

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A Fund’s focus on securities of issuers that reflect a specific theme or focus on a specific sector or industry may affect the Fund’s exposure to certain industries or types of investments. The Fund’s relative investment performance may also be affected depending on whether such themes, sectors, industries or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies and developments affecting companies focused on longevity and aging solutions generally. In addition, under certain market conditions, a Fund may underperform funds that invest in a broader array of investments.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated each Fund's investments in foreign markets for the current tax year. As of January 31, 2026, each of Multifactor Developed Markets (ex-US) ETF and Multifactor Emerging Markets ETF incurred foreign income tax payments that met the disclosure threshold. The other Funds incurred foreign income tax payments that were considered immaterial for disclosure purposes.

47

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

The cash payments for income taxes made by Multifactor Developed Markets (ex-US) ETF and Multifactor Emerging Markets ETF to foreign jurisdictions, after accounting for any refunds, were as follows:
	Multifactor Developed Markets (ex-US) ETF	Multifactor Emerging Markets ETF
Income taxes by foreign jurisdiction:
Brazil	$—	$5,441
Canada	397,702	—
China	—	17,607
France	93,197	—
India	—	23,414
Israel	296,127	—
Japan	338,144	—
South Korea	—	6,406
Netherlands	79,926	—
Poland	—	9,842
Taiwan	—	21,646
Other*	287,634	20,612
Total income taxes paid, net of refunds	$1,492,730	$104,968

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Funds.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At July 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Disciplined US Equity ETF	$6,661,721	$938,597
Multifactor Developed Markets (ex-US) ETF	224,238,846	167,705,998
Multifactor Emerging Markets ETF	10,957,399	8,781,467
Multifactor Small Cap ETF*	5,782,647	6,197,796
Multifactor US Equity ETF	47,241,607	25,205,761
US Quality Growth ETF	1,855,080	31,774
US Value ETF	1,988,567	—

*	Future utilization of losses are subject to limitation under current tax laws.
During the period ended July 31, 2025, Multifactor Developed Markets (ex-US) ETF utilized $20,542,284, Multifactor Emerging Markets ETF utilized $39,934 and Multifactor US Equity ETF utilized $2,016,026 of prior year capital loss carryforwards.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at January 31, 2026 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Disciplined US Equity ETF	$125,200,133	$38,301,219	$(2,230,202)	$36,071,017
Multifactor Developed Markets (ex-US) ETF	1,041,801,666	343,654,956	(16,575,728)	327,079,228
Multifactor Emerging Markets ETF	54,504,328	16,736,402	(1,390,010)	15,346,392
Multifactor Small Cap ETF	32,062,895	7,038,185	(1,703,279)	5,334,906
Multifactor US Equity ETF	427,550,525	113,418,572	(19,013,109)	94,405,463
US Quality Growth ETF	42,035,139	9,600,986	(1,734,294)	7,866,692
US Value ETF	43,007,854	8,138,380	(1,701,601)	6,436,779
7.
Expenses:
a)
Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of HFMC, which is an indirect subsidiary of The

48

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.
Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except for (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of January 31, 2026; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Disciplined US Equity ETF	0.19%
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Emerging Markets ETF	0.44%
Multifactor Small Cap ETF	0.34%
Multifactor US Equity ETF	0.19%
US Quality Growth ETF	0.34%
US Value ETF	0.29%
b)
Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no current  plans to impose these fees.
For the six-month period ended January 31, 2026, the Funds did not pay any Rule 12b-1 fees.
c)
Remuneration Paid to Trustees and Officers – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended January 31, 2026, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, Lattice also pays any Trustee and CCO compensation on behalf of the Funds.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.

49

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of January 31, 2026.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Disciplined US Equity ETF	$612,856	$625,586	$—
Multifactor Developed Markets (ex-US) ETF	76,479,651	20,046,453	59,788,774 (2)
Multifactor Emerging Markets ETF	1,487,967	870,184	692,903 (2)
Multifactor Small Cap ETF	791,669	760,554	51,600 (2)
Multifactor US Equity ETF	2,754,909	2,812,820	—
US Quality Growth ETF	71,583	15,851	57,415 (2)
US Value ETF	213,374	207,297	10,601 (2)

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

(2)	U.S. Government securities.
9.
Custodian and Transfer Agent:
State Street serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time.  As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time.  As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, Lattice or an affiliate, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
10.
Affiliate Holdings:
As of January 31, 2026, affiliates of The Hartford had ownership of shares in certain Funds as follows:
Fund	Percentage of Fund
Multifactor Small Cap ETF	30%
US Quality Growth ETF	0%*
US Value ETF	0%*

*	Percentage rounds to zero.
As of January 31, 2026, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	8%
Multifactor US Equity ETF	10%
US Quality Growth ETF	94%
US Value ETF	98%

50

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

11.
Beneficial Fund Ownership:
As of January 31, 2026, to the knowledge of a Fund, Hartford Funds Management Company, LLC beneficially held more than 25% of the shares outstanding of the following Fund:
Fund	Shareholder	Percentage of Ownership
Multifactor Small Cap ETF	Hartford Funds Management Company, LLC	30%
12.
Investment Transactions:
For the six-month period ended January 31, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Disciplined US Equity ETF	$42,040,932	$41,540,440	$42,040,932	$41,540,440
Multifactor Developed Markets (ex-US) ETF	339,158,386	340,732,073	339,158,386	340,732,073
Multifactor Emerging Markets ETF	26,981,364	11,349,821	26,981,364	11,349,821
Multifactor Small Cap ETF	7,537,024	6,431,081	7,537,024	6,431,081
Multifactor US Equity ETF	127,041,911	127,462,507	127,041,911	127,462,507
US Quality Growth ETF	9,399,038	9,283,002	9,399,038	9,283,002
US Value ETF	16,634,267	16,566,404	16,634,267	16,566,404
For the six-month period ended January 31, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Disciplined US Equity ETF	$27,035,055	$17,751,245	$6,212,139
Multifactor Developed Markets (ex-US) ETF	40,315,848	8,844,264	2,389,956
Multifactor Emerging Markets ETF	4,357,505	—	—
Multifactor Small Cap ETF	7,838,979	12,304,478	3,236,524
Multifactor US Equity ETF	124,976,437	130,584,754	41,604,150
US Quality Growth ETF	2,885,595	3,057,260	909,238
US Value ETF	3,956,505	4,087,833	888,579

13.
Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a Fund and redemption proceeds are paid with a basket of securities and/or cash from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of securities included in the relevant baskets for any reason at the Trust’s sole discretion. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.
Shares of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of US Value ETF are listed on the Cboe BZX. Shares of US Quality Growth ETF are listed on the NASDAQ Stock Market. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid

51

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities and/or cash that the Fund specifies each business day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the six-month period ended January 31, 2026, the period ended July 31, 2025 and the year or period ended September 30, 2024:
	For the Six-Month Period Ended January 31, 2026		For the Period Ended July 31, 2025(1)		For the Year or Period Ended September 30, 2024
	Shares	Amount	Shares	Amount	Shares	Amount
Disciplined US Equity ETF
Shares Sold	425,000	$27,017,036	800,000	$44,125,756	950,000	$48,295,083
Shares Redeemed	(275,000)	(17,383,558)	(725,000)	(39,388,368)	(875,000)	(45,338,918)
Total Net Increase (Decrease)	150,000	9,633,478	75,000	4,737,388	75,000	2,956,165
Multifactor Developed Markets (ex-US) ETF
Shares Sold	1,200,000	$42,406,424	350,000	$11,893,295	—	$—
Shares Redeemed	(250,000)	(8,947,161)	(3,300,000)	(99,074,253)	(20,500,000)	(561,715,572)
Other Capital	—	2,073	—	555	—	2,672
Total Net Increase (Decrease)	950,000	33,461,336	(2,950,000)	(87,180,403)	(20,500,000)	(561,712,900)
Multifactor Emerging Markets ETF
Shares Sold	700,000	$20,406,292	350,000	$8,670,631	400,000	$9,684,636
Shares Redeemed	—	—	(100,000)	(2,300,838)	(50,000)	(1,129,750)
Other Capital	—	29,210	—	16,394	—	18,626
Total Net Increase (Decrease)	700,000	20,435,502	250,000	6,386,187	350,000	8,573,512
Multifactor Small Cap ETF
Shares Sold	175,000	$7,841,804	200,000	$8,126,424	100,000	$4,072,538
Shares Redeemed	(275,000)	(12,216,890)	(75,000)	(3,004,532)	(325,000)	(13,222,218)
Total Net Increase (Decrease)	(100,000)	(4,375,086)	125,000	5,121,892	(225,000)	(9,149,680)
Multifactor US Equity ETF
Shares Sold	2,200,000	$125,200,458	1,975,000	$103,664,147	2,375,000	$114,529,354
Shares Redeemed	(2,275,000)	(130,303,426)	(2,125,000)	(111,201,335)	(3,275,000)	(150,117,945)
Total Net Increase (Decrease)	(75,000)	(5,102,968)	(150,000)	(7,537,188)	(900,000)	(35,588,591)
US Quality Growth ETF(2)
Shares Sold	50,000	$2,888,387	900,000	$47,337,201	175,001	$7,356,113
Shares Redeemed	(50,000)	(2,890,291)	(200,000)	(10,268,792)	(50,001)	(2,381,516)
Total Net Increase (Decrease)	—	(1,904)	700,000	37,068,409	125,000	4,974,597
US Value ETF(2)
Shares Sold	75,000	$3,952,050	925,000	$47,097,182	175,001	$7,278,721
Shares Redeemed	(75,000)	(3,964,096)	(175,000)	(8,541,256)	(50,001)	(2,321,418)
Total Net Increase (Decrease)	—	(12,046)	750,000	38,555,926	125,000	4,957,303

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on December 5, 2023.
14.
Line of Credit:
The Multifactor Emerging Markets ETF participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. The Fund may borrow under the line of credit for temporary or emergency purposes. The Fund (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable

52

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

margin. The facility also charges a commitment fee. The fees incurred by this Fund, if any, in connection with the credit facility during the period would be paid by the Investment Manager. During and as of the six-month period ended January 31, 2026, the Fund had no borrowings under this facility.
15.
Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

53

Hartford Systematic ETFs
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

54

Hartford Systematic ETFs
 Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

55

Hartford Systematic ETFs
 Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

During the period August 1, 2025 through January 31, 2026, Lattice Strategies Trust paid no remuneration to any of its trustees or officers or to any affiliated person of its trustees or officers. Under the Trust’s unitary management fee arrangements, remuneration for independent trustees is paid by Lattice out of the management fee.

56

Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited)

Lattice Strategies Trust
Hartford Disciplined US Equity ETF
Hartford Multifactor Developed Markets (ex-US) ETF
Hartford Multifactor Emerging Markets ETF
Hartford Multifactor Small Cap ETF
Hartford Multifactor US Equity ETF
Hartford US Quality Growth ETF
Hartford US Value ETF
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the investment company’s investment advisory and sub-advisory agreements. At its meeting held on September 10-11, 2025, the Board of Trustees (the “Board”) of Lattice Strategies Trust (the “Trust”), including the Independent Trustees, unanimously voted to approve (i) the continuation of an investment advisory agreement (the “Investment Advisory Agreement”) by and between the Trust, on behalf of each of its series listed above, and Lattice Strategies LLC (“Lattice Strategies”), a wholly owned subsidiary of Hartford Funds Management Company, LLC; and (ii) a separate investment sub-advisory agreement (the “Sub-advisory Agreement” and together with the Investment Advisory Agreement, the “Agreements”) between Lattice Strategies and the Funds’ sub-adviser, Mellon Investments Corporation (the “Sub-adviser,” and together with Lattice Strategies, the “Advisers”).
In the months preceding the September 10-11, 2025 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 17-18, 2025 and September 10-11, 2025. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance and tracking difference, legal, compliance and risk management matters, sales and marketing activity, secondary market trading premium and discount information, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of Lattice Strategies received at the Board’s meetings on June 17-18, 2025 and September 10-11, 2025 concerning the Agreements, Fund fees and expenses, performance, tracking difference and other investment-related matters.
The Independent Trustees, advised by independent legal counsel throughout the evaluation process, engaged service providers to assist them with evaluating the Agreements with respect to each Fund. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees and total expense ratio compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Trustees also engaged an independent consultant (the “Consultant”) to assist them in evaluating the Funds’ fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Trustees met separately with independent legal counsel and the Consultant on June 11, 2025 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 11, 2025 and June 17-18, 2025 meetings, the Independent Trustees presented Lattice Strategies and its affiliates with requests for additional information on certain topics. Lattice Strategies and its affiliates responded to these requests with written additional information in advance of the September 10-11, 2025 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.

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Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by Lattice Strategies and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, and, in particular, the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered investments by Lattice Strategies and its affiliates in business continuity planning designed to benefit the Funds. The Board also noted Lattice Strategies’ and its affiliates’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to Lattice Strategies, the Board noted that, under the Investment Advisory Agreement, Lattice Strategies is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising the Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by Lattice Strategies that were not delegated to or assumed by the Sub-adviser, including the entrepreneurial and other risks assumed by Lattice Strategies in connection with sponsoring and providing ongoing services to each Fund. The Board considered that Lattice Strategies is responsible for the creation, maintenance and ongoing monitoring of each Fund’s custom proprietary benchmark index. The Board considered Lattice Strategies’ and its affiliates’ ongoing monitoring of people, process and performance, including their quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that Lattice Strategies and its affiliates have demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered Lattice Strategies’ periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, Lattice Strategies’ process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and Lattice Strategies’ approach to risk management with respect to the Funds. The Board considered Lattice Strategies’ oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered Lattice Strategies’ day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Lattice Strategies’ oversight in this regard.
In addition, the Board considered Lattice Strategies’ and its affiliates’ overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that Lattice Strategies and its affiliates had incurred, as well as the risks Lattice Strategies and its affiliates had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that Lattice Strategies or its affiliates are responsible for providing the Funds’ officers.
With respect to the Sub-adviser, which is responsible for the daily investment of the assets of each Fund, subject to oversight by Lattice Strategies, among the other services set forth in the Sub-advisory Agreement, the Board considered, among other things, the Sub-adviser’s investment personnel, investment process, investment capabilities and resources, performance record, process used for monitoring factors that drive tracking difference, trade execution capabilities and experience. The Board considered the experience and expertise of each Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers. The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and Lattice Strategies’ oversight of these practices.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by Lattice Strategies and the Sub-adviser.

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Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated Lattice Strategies’ analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, including information comparing each Fund’s investment performance to the performance of its custom proprietary benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by Lattice Strategies throughout the year, including in connection with the approval of the continuation of the Agreements. These reports include, among other things, information on each Fund’s gross returns and net returns, each Fund’s gross and net tracking difference as it relates to tracking the performance of its custom proprietary benchmark index, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. In reviewing the tracking difference reports, the Board considered Lattice Strategies’ assessment of each Fund’s tracking difference, including information comparing each Fund’s tracking difference to both a general tracking difference range established for the Fund and the tracking difference for an appropriate group of peer funds over various periods, Lattice Strategies’ views regarding the appropriateness of the general tracking difference ranges and explanations of the factors contributing to any tracking difference. The Board noted the factors driving tracking difference for each Fund that are outside the control of the Sub-adviser. For details regarding each Fund’s tracking difference, see the Fund-by-Fund synopsis below. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with the Advisers the reasons for such performance. The Board also considered information provided by the Consultant relating to each Fund’s performance track record and tracking difference.
While the Board primarily evaluated each Fund’s performance by reviewing the Fund’s tracking difference relative to its custom proprietary benchmark index, the Board also considered Lattice Strategies’ assessment of the quality of each Fund’s custom proprietary benchmark index and whether each such index was performing as expected. The Board reviewed the performance of certain Funds and their custom proprietary benchmark indexes relative to unaffiliated broad-based securities market indexes and found such comparisons to be useful in evaluating the performance of such Funds and their custom proprietary benchmark indexes. The Board considered that Lattice Strategies believes that each Fund’s custom proprietary benchmark index was performing as expected. In addition, the Board considered information about Lattice Strategies’ overall assessment of the functioning of each Fund’s arbitrage mechanism, noting Lattice Strategies’ statement that the arbitrage mechanism of each Fund functioned as expected.
In light of all the considerations noted above, the Board concluded that it had continued confidence in Lattice Strategies’ and the Sub-adviser’s overall capabilities to manage the Funds.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding Lattice Strategies’ cost to provide investment management and related services to each Fund and Lattice Strategies’ profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from Lattice Strategies and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length and that the sub-advisory fees are paid by Lattice Strategies and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-advisory Agreement.
The Board considered that the Independent Trustees’ prior independent consultant had previously reviewed the methodologies and estimates used by Lattice Strategies in calculating profitability in connection with the continuation of the Investment Advisory Agreement, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that Lattice Strategies’ process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by Lattice Strategies and its affiliates from their relationships with the Funds were not excessive.

59

Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Comparison of Fees and Services Provided by the Advisers
The Board considered the comparative information with respect to the services rendered to and the management fees to be paid by each Fund to Lattice Strategies and the total expense ratio of the Fund. The Board considered that Lattice Strategies would pay all expenses of the Trust, except for (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the management fee payable to Lattice Strategies. The Board also considered comparative information with respect to the sub-advisory fees to be paid by Lattice Strategies to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from Lattice Strategies and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select  the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of the investment companies and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board also considered that any economies of scale in respect of the management of a Fund would benefit Lattice Strategies due to the unitary fee structure of the Fund, but that the unitary fee protects shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board considered that each Fund could share in the benefits from economies of scale as assets in the Fund grow. The Board noted that each Fund’s management fee does not contain breakpoints. However, the Board considered that Lattice Strategies shares anticipated or potential economies of scale with shareholders in a variety of ways, including through initially setting competitive fee rates and pricing each Fund to scale at inception, as well as additional investments by Lattice Strategies in its business and the provision of improved or additional infrastructure and services to the Funds and their shareholders. The Board also noted that, for each of the Hartford Multifactor Emerging Markets ETF and Hartford Multifactor Small Cap ETF, the Fund’s current low asset levels means that the Fund has achieved limited, if any, economies of scale.
The Board also considered how any benefits from economies of scale would be realized by the various parties. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders. The Board noted, however, that it would review any future growth in each Fund’s assets and the appropriateness of any potential future management fee breakpoints as part of its future annual review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered each Fund’s performance and tracking difference relative to its custom proprietary benchmark index. In particular, the Board considered the Fund’s performance (net of all fees and expenses), as of March 31, 2025, and compared that performance to the Fund’s custom proprietary benchmark index. The Board noted that each Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index. The Board considered the Fund’s performance to be “in line with” a Fund’s custom proprietary benchmark index where the Fund’s net tracking difference (which excludes factors outside the control of the Sub-adviser) relative to its custom proprietary benchmark index was within the tracking difference range previously

60

Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

established for the Fund as of March 31, 2025. With respect to fees and expenses, the Board considered the Fund's contractual management fee, actual management fee, and total operating expenses as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford Disciplined US Equity ETF
•
The Board considered that the Fund’s performance was in line with its custom proprietary benchmark index for the 1-year period.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 3rd quintile of its expense group.
Hartford Multifactor Developed Markets (ex-US) ETF
•
The Board considered that the Fund’s performance was in line with its custom proprietary benchmark index for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 2nd quintile of its expense group.
Hartford Multifactor Emerging Markets ETF
•
The Board considered that the Fund’s performance was in line with its custom proprietary benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee was in the 4th quintile and its total expenses were in the 2nd quintile.
Hartford Multifactor Small Cap ETF
•
The Board considered that the Fund’s performance was in line with its custom proprietary benchmark index for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 3rd quintile of its expense group.
Hartford Multifactor US Equity ETF
•
The Board considered that the Fund’s performance was in line with its custom proprietary benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 1st quintile of its expense group and its actual management fee was in the 3rd quintile.
Hartford US Quality Growth ETF
•
The Board considered that the Fund’s performance was in line with its custom proprietary benchmark index for the 1-year period.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 5th quintile of its expense group.
Hartford US Value ETF
•
The Board considered that the Fund’s performance was in line with its custom proprietary benchmark index for the 1-year period.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 4th quintile of its expense group, while its actual management fee was in the 5th quintile.
 * * * *

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Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Based upon its review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

62

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Lattice Strategies, LLC (Lattice) and Mellon Investments Corporation. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice, which are not affiliated with ALPS.
ETFSAR-MLT26 03/26 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: April 2, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President
(principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 2, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President
(principal executive officer)

Date: April 2, 2026	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(principal financial officer)